Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	TEXAS INSTRUMENTS INC
Entity Central Index Key	0000097476
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 37,518,854,008
Entity Common Stock, Shares Outstanding		1,144,971,512
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Consolidated statements of income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 13,735	$ 13,966	$ 10,427
Cost of revenue (COR)	6,963	6,474	5,428
Gross profit	6,772	7,492	4,999
Research and development (R&D)	1,715	1,570	1,476
Selling, general and administrative (SG&A)	1,638	1,519	1,320
Restructuring charges	112	33	212
Acquisition charges/divestiture (gain)	315	(144)	0
Operating profit	2,992	4,514	1,991
Other income (expense) net (OI&E)	5	37	26
Interest and debt expense	42	0	0
Income before income taxes	2,955	4,551	2,017
Provision for income taxes	719	1,323	547
Net income	$ 2,236	$ 3,228	$ 1,470
Earnings per common share:
Basic	$ 1.91	$ 2.66	$ 1.16
Diluted	$ 1.88	$ 2.62	$ 1.15
Average shares outstanding (millions):
Basic	1,151	1,199	1,260
Diluted	1,171	1,213	1,269
Cash dividends declared per share of common stock	$ 0.56	$ 0.49	$ 0.45

Consolidated statements of comprehensive income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 2,236	$ 3,228	$ 1,470
Available-for-sale investments:
Unrealized gains (losses), net of tax benefit (expense) of $1, ($3) and ($9)	(2)	7	17
Reclassification of recognized transactions, net of tax benefit (expense) of ($7), $0 and ($3)	12	0	6
Net actuarial gains (losses) of defined benefit plans:
Adjustment, net of tax benefit (expense) of $65, $61 and ($38)	(124)	(154)	91
Reclassification of recognized transactions, net of tax benefit (expense) of ($28), ($36) and ($27)	48	65	62
Prior service cost of defined benefit plans:
Adjustment, net of tax benefit (expense) of $5, ($1) and $1	(9)	2	(1)
Reclassification of recognized transactions, net of tax benefit (expense) of ($1), $0 and $3	2	0	(6)
Change in fair value of derivative instrument, net of tax benefit (expense) of $1	(2)	0	0
Total	(75)	(80)	169
Total comprehensive income	$ 2,161	$ 3,148	$ 1,639

Consolidated statements of comprehensive income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale investments:
Unrealized gains (losses), tax	$ 1	$ (3)	$ (9)
Reclassification of recognized transactions, tax	(7)	0	(3)
Net actuarial gains (losses) of defined benefit plans:
Adjustment, tax	65	61	(38)
Reclassification of recognized transactions, tax	(28)	(36)	(27)
Prior service cost of defined benefit plans:
Adjustment, tax	5	(1)	1
Reclassification of recognized transactions, tax	(1)	0	3
Change in fair value of derivative instrument, tax benefit (expense)	$ 1	$ 0	$ 0

Consolidated balance sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 992	$ 1,319
Short-term investments	1,943	1,753
Accounts receivable, net of allowances of ($19) and ($18)	1,545	1,518
Raw materials	115	122
Work in process	1,004	919
Finished goods	669	479
Inventories	1,788	1,520
Deferred income taxes	1,174	770
Prepaid expenses and other current assets	386	180
Total current assets	7,828	7,060
Property, plant and equipment at cost	7,133	6,907
Less accumulated depreciation	(2,705)	(3,227)
Property, plant and equipment, net	4,428	3,680
Long-term investments	265	453
Goodwill	4,452	924
Acquisition-related intangibles, net	2,900	76
Deferred income taxes	321	927
Capitalized software licenses, net	206	205
Overfunded retirement plans	40	31
Other assets	57	45
Total assets	20,497	13,401
Current liabilities:
Commercial paper	999	0
Current portion of long-term debt	382	0
Accounts payable	625	621
Accrued compensation	597	629
Income taxes payable	101	109
Accrued expenses and other liabilities	795	622
Total current liabilities	3,499	1,981
Long-term debt	4,211	0
Underfunded retirement plans	701	519
Deferred income taxes	607	86
Deferred credits and other liabilities	527	378
Total liabilities	9,545	2,964
Stockholders' equity:
Preferred stock, $25 par value. Authorized – 10,000,000 shares. Participating cumulative preferred. None issued.	0	0
Common stock, $1 par value. Authorized – 2,400,000,000 shares. Shares issued: 2011 – 1,740,630,391; 2010 – 1,740,166,101	1,741	1,740
Paid-in capital	1,194	1,114
Retained earnings	26,278	24,695
Less treasury common stock at cost. Shares: 2011 – 601,131,631; 2010 – 572,722,397	(17,485)	(16,411)
Accumulated other comprehensive income (loss), net of taxes	(776)	(701)
Total stockholders' equity	10,952	10,437
Total liabilities and stockholders' equity	$ 20,497	$ 13,401

Consolidated balance sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Allowance for doubtful accounts receivable, current	$ (19)	$ (18)
Stockholders' equity:
Preferred stock, par value (in dollars per share)	$ 25	$ 25
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	2,400,000,000	2,400,000,000
Common stock, shares issued (in shares)	1,740,630,391	1,740,166,101
Treasury common stock at cost, shares (in shares)	601,131,631	572,722,397

Consolidated statements of cash flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 2,236	$ 3,228	$ 1,470
Adjustments to net income:
Depreciation	904	865	877
Stock-based compensation	269	190	186
Amortization of acquisition-related intangibles	111	48	48
Gain on sales of assets and divestiture	(5)	(144)	0
Deferred income taxes	(119)	(188)	146
Increase (decrease) from changes in:
Accounts receivable	112	(231)	(364)
Inventories	(17)	(304)	177
Prepaid expenses and other current assets	(29)	(8)	115
Accounts payable and accrued expenses	2	57	5
Accrued compensation	(77)	246	(38)
Income taxes payable	(85)	(19)	87
Other	(46)	80	(66)
Net cash provided by operating activities	3,256	3,820	2,643
Cash flows from investing activities:
Additions to property, plant and equipment	(816)	(1,199)	(753)
Proceeds from insurance recovery, asset sales and divestiture	16	148	0
Purchases of short-term investments	(3,653)	(2,510)	(2,273)
Sales, redemptions and maturities of short-term investments	3,555	2,564	2,030
Purchases of long-term investments	(6)	(8)	(9)
Redemptions and sales of long-term investments	157	147	64
Business acquisitions:
Property, plant and equipment	(865)	(200)	(3)
Inventories	(225)	(14)	(4)
Other	(4,335)	15	(148)
Business acquisitions, net of cash acquired	(5,425)	(199)	(155)
Net cash used in investing activities	(6,172)	(1,057)	(1,096)
Cash flows from financing activities:
Proceeds from issuance of long-term debt and commercial paper borrowings	4,697	0	0
Issuance costs for long-term debt	(12)	0	0
Repayment of commercial paper borrowings	(200)	0	0
Dividends paid	(644)	(592)	(567)
Sales and other common stock transactions	690	407	109
Excess tax benefit from share-based payments	31	13	1
Stock repurchases	(1,973)	(2,454)	(954)
Net cash provided by (used in) financing activities	2,589	(2,626)	(1,411)
Net (decrease) increase in cash and cash equivalents	(327)	137	136
Cash and cash equivalents at beginning of year	1,319	1,182	1,046
Cash and cash equivalents at end of year	$ 992	$ 1,319	$ 1,182

Consolidated statements of stockholders' equity (USD $) In Millions	Total	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Common Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2008		$ 1,740	$ 1,022	$ 21,168	$ (13,814)	$ (790)
Net income	1,470	0	0	1,470	0	0
Dividends declared and paid		0	0	(567)	0	0
Common stock issued on exercise of stock options		0	(120)	0	226	0
Stock repurchases		0	0	0	(961)	0
Stock-based compensation		0	186	0	0	0
Tax impact from exercise of options	(2)	0	(2)	0	0	0
Other comprehensive income (loss), net of tax	169	0	0	0	0	169
Other		0	0	(5)	0	0
Balance at Dec. 31, 2009		1,740	1,086	22,066	(14,549)	(621)
Net income	3,228	0	0	3,228	0	0
Dividends declared and paid		0	0	(592)	0	0
Common stock issued on exercise of stock options		0	(182)	0	588	0
Stock repurchases		0	0	0	(2,450)	0
Stock-based compensation		0	190	0	0	0
Tax impact from exercise of options	21	0	21	0	0	0
Other comprehensive income (loss), net of tax	(80)	0	0	0	0	(80)
Other		0	(1)	(7)	0	0
Balance at Dec. 31, 2010		1,740	1,114	24,695	(16,411)	(701)
Net income	2,236	0	0	2,236	0	0
Dividends declared and paid		0	0	(644)	0	0
Common stock issued on exercise of stock options		1	(252)	0	898	0
Stock repurchases		0	0	0	(1,973)	0
Stock-based compensation		0	269	0	0	0
Tax impact from exercise of options	45	0	45	0	0	0
Other comprehensive income (loss), net of tax	(75)	0	0	0	0	(75)
Other		0	18	(9)	1	0
Balance at Dec. 31, 2011		$ 1,741	$ 1,194	$ 26,278	$ (17,485)	$ (776)

Consolidated statements of stockholders' equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Stockholders' Equity [Abstract]
Dividends declared and paid	$ 0.56	$ 0.49	$ 0.45

Description of business and significant accounting policies and practices	12 Months Ended
Dec. 31, 2011
Description of business and significant accounting policies and practices [Abstract]
Description of business and significant accounting policies and practices
Description of business and significant accounting policies and practices
Business
At Texas Instruments (TI), we design and make semiconductors that we sell to electronics designers and manufacturers all over the world. We have three reportable segments, which are established along major categories of products as follows:

Analog – consists of High Volume Analog & Logic (HVAL), Power Management (Power) and High Performance Analog (HPA). Following the acquisition of National Semiconductor Corporation (National), our Analog segment also includes National’s ongoing operations under the name of Silicon Valley Analog (SVA);
Embedded Processing – consists of digital signal processors (DSPs) and microcontrollers used in catalog, communications infrastructure and automotive applications; and
Wireless – consists of OMAP™ applications processors, connectivity products and basebands for wireless applications, including handsets and tablet computers.

We report the results of our remaining business activities in Other. See Note 17 for additional information on our business segments.
Basis of presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The basis of these financial statements is comparable for all periods presented herein.

The consolidated financial statements include the accounts of all subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. All dollar amounts in the financial statements and tables in these notes, except per-share amounts, are stated in millions of U.S. dollars unless otherwise indicated. We have reclassified certain amounts in the prior periods’ financial statements to conform to the 2011 presentation. The preparation of financial statements requires the use of estimates from which final results may vary.

On September 23, 2011, we completed the acquisition of National. The consolidated financial statements include the balances and results of operations of National from the date of acquisition. See Note 2 for more detailed information.

Revenue recognition
We recognize revenue from direct sales of our products to our customers, including shipping fees, when title passes to the customer, which usually occurs upon shipment or delivery, depending upon the terms of the sales order; when persuasive evidence of an arrangement exists; when sales amounts are fixed or determinable; and when collectability is reasonably assured. Revenue from sales of our products that are subject to inventory consignment agreements is recognized when the customer pulls product from consignment inventory that we store at designated locations. Estimates of product returns for quality reasons and of price allowances (based on historical experience, product shipment analysis and customer contractual arrangements) are recorded when revenue is recognized. Allowances include volume-based incentives and special pricing arrangements. In addition, we record allowances for accounts receivable that we estimate may not be collected.

We recognize revenue from direct sales of our products to our distributors, net of allowances, consistent with the principles discussed above. Title transfers to the distributors at delivery or when the products are pulled from consignment inventory, and payment is due on our standard commercial terms; payment terms are not contingent upon resale of the products. We also grant discounts to some distributors for prompt payments. We calculate credit allowances based on historical data, current economic conditions and contractual terms. For instance, we sell to distributors at standard published prices, but we may grant them price adjustment credits in response to individual competitive opportunities they may have. To estimate allowances, we use statistical percentages of revenue, determined quarterly, based upon recent historical adjustment trends.

We also provide distributors an allowance to scrap certain slow-moving or obsolete products in their inventory, estimated as a negotiated fixed percentage of each distributor’s purchases from us. In addition, if we publish a new price for a product that is lower than that paid by distributors for the same product still remaining in each distributor’s on-hand inventory, we may credit them for the difference between those prices. The allowance for this type of credit is based on the identified product price difference applied to our estimate of each distributor’s on-hand inventory of that product. We believe we can reasonably and reliably estimate allowances for credits to distributors in a timely manner.
We determine the amount and timing of royalty revenue based on our contractual agreements with intellectual property licensees. We recognize royalty revenue when earned under the terms of the agreements and when we consider realization of payment to be probable. Where royalties are based on a percentage of licensee sales of royalty-bearing products, we recognize royalty revenue by applying this percentage to our estimate of applicable licensee sales. We base this estimate on historical experience and an analysis of each licensee’s sales results. Where royalties are based on fixed payment amounts, we recognize royalty revenue ratably over the term of the royalty agreement. Where warranted, revenue from licensees may be recognized on a cash basis.

We include shipping and handling costs in COR.

Advertising costs
We expense advertising and other promotional costs as incurred. This expense was $43 million in 2011, $44 million in 2010 and $42 million in 2009.

Income taxes
We account for income taxes using an asset and liability approach. We record the amount of taxes payable or refundable for the current year and the deferred tax assets and liabilities for future tax consequences of events that have been recognized in the financial statements or tax returns. We record a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Other assessed taxes
Some transactions require us to collect taxes such as sales, value-added and excise taxes from our customers. These transactions are presented in our statements of income on a net (excluded from revenue) basis.

Earnings per share (EPS)
Unvested awards of share-based payments with rights to receive dividends or dividend equivalents, such as our restricted stock units (RSUs), are considered to be participating securities and the two-class method is used for purposes of calculating EPS. Under the two-class method, a portion of net income is allocated to these participating securities and, therefore, is excluded from the calculation of EPS allocated to common stock, as shown in the table below.

Computation and reconciliation of earnings per common share are as follows (shares in millions):

	2011			2010			2009
	Net Income	Shares	EPS	Net Income	Shares	EPS	Net Income	Shares	EPS
Basic EPS:
Net income	$2,236			$3,228			$1,470
Less income allocated to RSUs	(35)			(44)			(14)
Income allocated to common stock for basic EPS calculation	$2,201	1,151	$1.91	$3,184	1,199	$2.66	$1,456	1,260	$1.16

Adjustment for dilutive shares:
Stock-based compensation plans		20			14			9

Diluted EPS:
Net income	$2,236			$3,228			$1,470
Less income allocated to RSUs	(34)			(44)			(14)
Income allocated to common stock for diluted EPS calculation	$2,202	1,171	$1.88	$3,184	1,213	$2.62	$1,456	1,269	$1.15

Options to purchase 41 million, 88 million and 135 million shares of common stock that were outstanding during 2011, 2010 and 2009, respectively, were not included in the computation of diluted EPS because their exercise price was greater than the average market price of the common shares and, therefore, the effect would be anti-dilutive.

Investments
We present investments on our balance sheets as cash equivalents, short-term investments or long-term investments. Specific details are as follows:

Cash equivalents and short-term investments: We consider investments in debt securities with maturities of three months or less from the date of our investment to be cash equivalents. We consider investments in debt securities with maturities beyond three months from the date of our investment as being available for use in current operations and include these investments in short-term investments. The primary objectives of our cash equivalent and short-term investment activities are to preserve capital and maintain liquidity while generating appropriate returns.
Long-term investments: Long-term investments consist of mutual funds, auction-rate securities, venture capital funds and non-marketable equity securities.
Classification of investments: Depending on our reasons for holding the investment and our ownership percentage, we classify investments in securities as available for sale, trading, equity-method or cost-method investments, which are more fully described in Note 9. We determine cost or amortized cost, as appropriate, on a specific identification basis.

Inventories
Inventories are stated at the lower of cost or estimated net realizable value. Cost is generally computed on a currently adjusted standard cost basis, which approximates cost on a first-in first-out basis. Standard cost is based on the normal utilization of installed factory capacity. Cost associated with underutilization of capacity is expensed as incurred. Inventory held at consignment locations is included in our finished goods inventory. Consigned inventory was $129 million and $130 million as of December 31, 2011 and 2010, respectively.

We review inventory quarterly for salability and obsolescence. A specific allowance is provided for inventory considered unlikely to be sold. Remaining inventory includes a salability and obsolescence allowance based on an analysis of historical disposal activity. We write off inventory in the period in which disposal occurs.

Property, plant and equipment; acquisition-related intangibles and other capitalized costs
Property, plant and equipment are stated at cost and depreciated over their estimated useful lives using the straight-line method. Our cost basis includes certain assets acquired in business combinations that were initially recorded at fair value as of the date of acquisition. Leasehold improvements are amortized using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements. We amortize acquisition-related intangibles on a straight-line basis over the estimated economic life of the assets. Capitalized software licenses generally are amortized on a straight-line basis over the term of the license. Fully depreciated or amortized assets are written off against accumulated depreciation or amortization.

Impairments of long-lived assets
We regularly review whether facts or circumstances exist that indicate the carrying values of property, plant and equipment or other long-lived assets, including intangible assets, are impaired. We assess the recoverability of assets by comparing the projected undiscounted net cash flows associated with those assets to their respective carrying amounts. Any impairment charge is based on the excess of the carrying amount over the fair value of those assets. Fair value is determined by available market valuations, if applicable, or by discounted cash flows.

Goodwill and indefinite-lived intangibles
Goodwill is not amortized but is reviewed for impairment annually or more frequently if certain impairment indicators arise. We complete our annual goodwill impairment tests as of October 1 for our reporting units. The test compares the fair value for each reporting unit to its associated carrying value including goodwill. We have had no impairment of goodwill for 2011 or 2010.

Foreign currency
The functional currency for our non-U.S. subsidiaries is the U.S. dollar. Accounts recorded in currencies other than the U.S. dollar are remeasured into the functional currency. Current assets (except inventories), deferred income taxes, other assets, current liabilities and long-term liabilities are remeasured at exchange rates in effect at the end of each reporting period. Property, plant and equipment with associated depreciation and inventories are remeasured at historic exchange rates. Revenue and expense accounts other than depreciation for each month are remeasured at the appropriate daily rate of exchange. Currency exchange gains and losses from remeasurement are credited or charged to OI&E.

Derivatives and hedging
In connection with the issuance of variable-rate long-term debt in May 2011, as more fully described in Note 13, we entered into an interest rate swap designated as a hedge of the variability of cash flows related to interest payments. Gains and losses from changes in the fair value of the interest rate swap are credited or charged to Accumulated other comprehensive income (loss), net of taxes (AOCI).

We also use derivative financial instruments to manage exposure to foreign exchange risk. These instruments are primarily forward foreign currency exchange contracts that are used as economic hedges to reduce the earnings impact exchange rate fluctuations may have on our non-U.S. dollar net balance sheet exposures or for specified non-U.S. dollar forecasted transactions. Gains and losses from changes in the fair value of these forward foreign currency exchange contracts are credited or charged to OI&E. We do not apply hedge accounting to our foreign currency derivative instruments.

We do not use derivatives for speculative or trading purposes.

Changes in accounting standards
In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This standard results in a common requirement between the FASB and the International Accounting Standards Board (IASB) for measuring fair value and for disclosing information about fair-value measurements. While this new standard will not affect how we measure or account for assets and liabilities at fair value, disclosures will be required for interim and annual periods beginning January 1, 2012. There will be no impact to our financial condition or results of operation from the adoption of this new standard.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This standard is intended to simplify how we will test goodwill for impairment. Prior to the issuance of this standard, we were required to use a two-step quantitative test to assess impairment of goodwill. Under this new standard, we will have the option to first assess qualitative factors to determine whether that two-step quantitative test should be performed. This standard is effective for goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. We will adopt this standard effective January 1, 2012.

National Semiconductor acquisition (National [Member])	12 Months Ended
Dec. 31, 2011
National [Member]
Business Acquisition [Line Items]
National Semiconductor acquisition
National Semiconductor acquisition
On September 23, 2011, we completed the acquisition of National by acquiring all issued and outstanding common shares in exchange for cash. National designed, developed, manufactured and marketed a wide range of semiconductor products, focused on providing high-performance energy-efficient analog and mixed-signal solutions. The purpose of the acquisition was to grow revenue by combining National’s products with TI’s larger sales force and customer base.

We accounted for this transaction under Accounting Standards Codification (ASC) 805 - Business Combinations, and National’s operating results are included in the Analog segment from the acquisition date as SVA.

The acquisition-date fair value of the consideration transferred is as follows:

Cash payments	$6,535
Fair value of vested share-based awards assumed by TI	22
Total consideration transferred to National shareholders	$6,557

We prepared an initial determination of the fair value of assets acquired and liabilities assumed as of the acquisition date using preliminary information. Adjustments were made during the fourth quarter of 2011 to the fair value of assets acquired and liabilities assumed, as a result of refining our estimates. These were retrospectively applied to the September 23, 2011, acquisition date balance sheet. These adjustments are primarily related to tax matters and netted to an increase of goodwill of $1 million. None of the adjustments had a material impact on TI’s previously reported results of operations.
As of December 31, 2011, the allocation of the consideration transferred to the assets acquired and liabilities assumed from National has been finalized. The determination of fair value reflects the assistance of third-party valuation specialists, as well as our own estimates and assumptions. The final allocation of fair value by major class of the assets acquired and liabilities assumed as of the acquisition date is as follows:

At September 23, 2011
Cash and cash equivalents	$1,145
Current assets	451
Inventory	225
Property, plant and equipment	865
Other assets	138
Acquired intangible assets (see details below)	2,956
Goodwill	3,528
Assumed current liabilities	(191)
Assumed long-term debt	(1,105)
Deferred taxes and other assumed non-current liabilities	(1,455)
Total consideration transferred	$6,557

Identifiable intangible assets acquired and their estimated useful lives as of the acquisition date are as follows:

	Asset Amount	Weighted Average Useful Life (Years)
Developed technology	$2,025	10
Customer relationships	810	8
Other	16	3
Identified intangible assets subject to amortization	2,851
In-process R&D	105	(a)
Total identified intangible assets	$2,956
(a) In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it will be expensed.

The remaining consideration, after adjusting for identified intangible assets and the net assets and liabilities recorded at fair value, was $3.528 billion and was applied to goodwill. Goodwill is attributed to National’s product portfolio and workforce expertise. None of the goodwill related to the National acquisition is deductible for tax purposes.

We assumed $1.0 billion of outstanding debt as a result of our acquisition of National and recorded it at its fair value of $1.105 billion. The excess of the fair value over the stated value is amortized as a reduction to Interest and debt expense over the term of the debt. In 2011, we recognized $9 million related to the amortization of the excess fair value.

The amount of National’s revenue included in our Consolidated statements of income for the period from the acquisition date to December 31, 2011, was $312 million. We do not measure net income at or below our segment levels.

The following unaudited summaries of pro forma combined results of operation for the years ended December 31, 2011 and 2010, give effect to the acquisition as if it had been completed on January 1, 2010. These pro forma summaries do not reflect any operating efficiencies, cost savings or revenue enhancements that may be achieved by the combined companies. In addition, certain non-recurring expenses, such as restructuring charges and retention bonuses that will be incurred within the first 12 months after the acquisition, are not reflected in the pro forma summaries. These pro forma summaries are presented for informational purposes only and are not necessarily indicative of what the actual results of operations would have been had the acquisition taken place as of that date, nor are they indicative of future consolidated results of operations.

	For Years Ended December 31,
	2011	2010
	(unaudited)
Revenue	$14,805	$15,529
Net income	2,438	3,218
Earnings per common share – diluted	2.05	2.61

Acquisition-related charges
We incurred various costs as a result of the acquisition of National that are included in Other consistent with how management measures the performance of its segments. These total acquisition-related charges are as follows:

For Year Ended December 31, 2011
Inventory related	$96
Property, plant and equipment related	15
As recorded in COR	111
Amortization of intangible assets	87
Severance and other benefits:
Change of control	41
Announced employment reductions	29
Stock-based compensation	50
Transaction costs	48
Retention bonuses	46
Other	14
As recorded in Acquisition charges/divestiture (gain)	315
Total acquisition-related charges	$426

We recognized costs associated with the adjustments to write up the value of acquired inventory and property, plant and equipment to fair value as of the acquisition date. These costs are in addition to the normal expensing of the acquired assets based on their carrying or book value prior to the acquisition.  The total fair-value write-up for the acquired inventory was expensed as that inventory was sold.  The total fair-value write-up for the acquired property, plant and equipment was $436 million, which is being depreciated at a rate of about $15 million per quarter beginning in the fourth quarter of 2011.

The amount of recognized amortization of acquired intangible assets resulting from the National acquisition was $87 million for the period from the acquisition date to December 31, 2011. Amortization of intangible assets is based on estimated useful lives varying between two and ten years.

Severance and other benefits costs relate to former National employees who have been or will be terminated after the closing date. These costs total $70 million for the year ended December 31, 2011, with $41 million in charges related to change of control provisions under existing employment agreements and $29 million in charges for announced employment reductions affecting about 350 jobs. All of these jobs will be eliminated by the end of 2012 as a result of redundancies and cost efficiency measures, with approximately $20 million of additional expense to be recognized in 2012. Of the $70 million in charges recognized, $14 million was paid in 2011. The remaining $56 million will be paid in 2012.

Stock-based compensation of $50 million was recognized for the accelerated vesting of equity awards upon the termination of employees. Additional stock-based compensation will be recognized over any remaining service periods.

Transaction costs include expenses incurred in connection with the National acquisition, such as investment advisory, legal, accounting and printing fees, as well as bridge financing costs incurred in April 2011.

Retention bonuses reflect amounts expected to be paid to former National employees who fulfill agreed-upon service period obligations and will be recognized ratably over the required service period.

Losses associated with the earthquake in Japan	12 Months Ended
Dec. 31, 2011
Losses Associated with the events in Japan [Abstract]
Losses associated with the earthquake in Japan
Losses associated with the earthquake in Japan
On March 11, 2011, a magnitude 9.0 earthquake struck near two of our three semiconductor manufacturing facilities in Japan. Our manufacturing site in Miho suffered substantial damage during the earthquake, our facility in Aizu experienced significantly less damage and our site in Hiji was undamaged. We maintain earthquake insurance policies in Japan for limited coverage for property damage and business interruption losses.

Assessment and recovery efforts began immediately at these facilities and officially ended in August. Our Aizu factory recovered first and has been in production since the second quarter, while our Miho factory opened a mini-line for products in mid-April and was back to full production in the third quarter of 2011.

During the year ended December 31, 2011, we incurred gross operating losses of $101 million related to property damage, the underutilization expense we incurred from having our manufacturing assets only partially loaded and costs associated with recovery teams assembled from across the world. These losses have been offset by about $23 million in insurance proceeds related to property damage claims. Almost all of these costs and proceeds are included in COR in the Consolidated statements of income and are recorded in Other.

In addition to the costs associated with the earthquake, we also had an impact to revenue. For the year 2011, we recognized $38 million in insurance proceeds related to business interruption claims. These proceeds were recorded as revenue in Other.

We continue to be in discussions with our insurers and their advisors, but at this time we cannot estimate the timing and amount of future proceeds we may ultimately receive from our policies.

Restructuring charges	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring charges
Restructuring charges
Restructuring charges may consist of voluntary or involuntary severance-related charges, asset-related charges and other costs to exit activities. We recognize voluntary termination benefits when the employee accepts the offered benefit arrangement. We recognize involuntary severance-related charges depending on whether the termination benefits are provided under an ongoing benefit arrangement or under a one-time benefit arrangement. If the former, we recognize the charges once they are probable and the amounts are estimable. If the latter, we recognize the charges once the benefits have been communicated to employees.

Restructuring activities associated with assets would be recorded as an adjustment to the basis of the asset, not as a liability. When we commit to a plan to abandon a long-lived asset before the end of its previously estimated useful life, we accelerate the recognition of depreciation to reflect the use of the asset over its shortened useful life. When an asset is held to be sold, we write down the carrying value to its net realizable value and cease depreciation.

Restructuring actions related to the acquisition of National are discussed in Note 2 above and are reflected on the Acquisition charges/divestiture (gain) line of our Consolidated statements of income.

2011 actions
In the fourth quarter of 2011, we recognized restructuring charges associated with the announced plans to close two older semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas, over the next 18 months. Combined, these facilities supported about 4 percent of TI’s revenue in 2011, and each employs about 500 people. As needed, production from these facilities will be moved to other more advanced TI factories. The total charge for these closures is estimated at $215 million, of which $112 million was recognized in the fourth quarter and the remainder will be incurred over the next seven quarters. The Restructuring charges recognized in the fourth quarter of 2011 are included in Other and consisted of $107 million for severance and benefit costs and $5 million of accelerated depreciation of the facilities’ assets. Of the estimated $215 million total cost, about $135 million will be for severance and related benefits, about $30 million will be for accelerated depreciation of facility assets and about $50 million will be for other exit costs.

Previous actions
In October 2008, we announced actions to reduce expenses in our Wireless segment, especially our baseband operation. In January 2009, we announced actions that included broad-based employment reductions to align our spending with weakened demand. Combined, these actions eliminated about 3,900 jobs; they were completed in 2009.

The table below reflects the changes in accrued restructuring balances associated with these actions:

	2011 Actions		Previous Actions
	Severance and Benefits	Other Charges	Severance and Benefits	Other Charges	Total
Accrual at December 31, 2009	$—	$—	$84	$10	$94
Restructuring charges	—	—	33	—	33
Non-cash items (a)	—	—	(33)	—	(33)
Payments	—	—	(62)	(2)	(64)
Remaining accrual at December 31, 2010	—	—	22	8	30

Restructuring charges	107	5	—	—	112
Non-cash items (a)	(11)	(5)	—	—	(16)
Payments	—	—	(9)	(1)	(10)
Remaining accrual at December 31, 2011	$96	$—	$13	$7	$116

(a) Reflects charges for stock-based compensation, postretirement benefit plan settlement, curtailment, special termination benefits and accelerated depreciation.

The accrual balances above are a component of Accrued expenses and other liabilities or Deferred credits and other liabilities on our Consolidated balance sheets, depending on the expected timing of payment.

Restructuring charges recognized by segment from the actions described above are as follows:

	2011	2010	2009
Analog	$—	$13	$84
Embedded Processing	—	6	43
Wireless	—	10	62
Other	112	4	23
Total	$112	$33	$212

Stock-based compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
Stock-based compensation
Stock-based compensation
We have stock options outstanding to participants under various long-term incentive plans. We also have assumed stock options that were granted by companies that we later acquired, including National. Unless the options are acquisition-related replacement options, the option price per share may not be less than 100 percent of the fair market value of our common stock on the date of the grant. Substantially all the options have a ten-year term and vest ratably over four years. Our options generally continue to vest after the option recipient retires.

We also have restricted stock units (RSUs) outstanding under the long-term incentive plans. Each RSU represents the right to receive one share of TI common stock on the vesting date, which is generally four years after the date of grant. Upon vesting, the shares are issued without payment by the grantee. RSUs generally do not continue to vest after the recipient’s retirement date.

We have options and RSUs outstanding to non-employee directors under various director compensation plans. The plans generally provide for annual grants of stock options and RSUs, a one-time grant of RSUs to each new non-employee director and the issuance of TI common stock upon the distribution of stock units credited to deferred compensation accounts established for such directors.

We also have an employee stock purchase plan under which options are offered to all eligible employees in amounts based on a percentage of the employee’s compensation. Under the plan, the option price per share is 85 percent of the fair market value on the exercise date, and options have a three-month term.

Total stock-based compensation expense recognized was as follows:

	2011	2010	2009
Stock-based compensation expense recognized in:
Cost of revenue (COR)	$40	$36	$35
Research and development (R&D)	58	53	54
Selling, general and administrative (SG&A)	121	101	97
Acquisition charges	50	—	—
Total	$269	$190	$186

These amounts include expense related to non-qualified stock options, RSUs and stock options offered under our employee stock purchase plan and are net of expected forfeitures.

We issue awards of non-qualified stock options generally with graded vesting provisions (e.g., 25 percent per year for four years). We recognize the related compensation cost on a straight-line basis over the minimum service period required for vesting of the award. For awards to employees who are retirement eligible or nearing retirement eligibility, we recognize compensation cost on a straight-line basis over the longer of the service period required to be performed by the employee in order to earn the award, or a six-month period.

Our RSUs generally vest four years after the date of grant. We recognize the related compensation costs on a straight-line basis over the vesting period.

National acquisition-related equity awards
In connection with the acquisition of National, we assumed certain stock options and RSUs granted by National, which were converted into the right to receive TI stock. The awards we assumed were measured at the acquisition date based on the estimate of fair value, which was a total of $147 million. A portion of that fair value, $22 million, which represented the pre-combination vested service provided by employees to National, was included in the total consideration transferred as part of the acquisition. As of the acquisition date, the remaining portion of the fair value of those awards was $125 million, representing post-combination stock-based compensation expense that would be recognized as these employees provide service over the remaining vesting periods. At December 31, 2011, unrecognized compensation expense was $68 million.

Fair-value methods and assumptions
We account for all awards granted under our various stock-based compensation plans at fair value. We estimate the fair values for non-qualified stock options under long-term incentive and director compensation plans using the Black-Scholes option-pricing model with the following weighted average assumptions (these assumptions exclude options assumed in connection with the National acquisition):

	2011	2010	2009
Weighted average grant date fair value, per share	$10.37	$6.61	$5.43
Weighted average assumptions used:
Expected volatility	30%	32%	48%
Expected lives (in years)	6.9	6.4	5.9
Risk-free interest rates	2.61%	2.83%	2.63%
Expected dividend yields	1.51%	2.08%	2.94%

We determine expected volatility on all options granted after July 1, 2005, using available implied volatility rates. We believe that market-based measures of implied volatility are currently the best available indicators of the expected volatility used in these estimates.

We determine expected lives of options based on the historical option exercise experience of our optionees using a rolling ten-year average. We believe the historical experience method is the best estimate of future exercise patterns currently available.

Risk-free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the options.

Expected dividend yields are based on the approved annual dividend rate in effect and the current market price of our common stock at the time of grant. No assumption for a future dividend rate change is included unless there is an approved plan to change the dividend in the near term.

The fair value per share of RSUs that we grant is determined based on the closing price of our common stock on the date of grant.

Our employee stock purchase plan is a discount-purchase plan and consequently the Black-Scholes option-pricing model is not used to determine the fair value per share of these awards. The fair value per share under this plan equals the amount of the discount.

Long-term incentive and director compensation plans
Stock option and RSU transactions under our long-term incentive and director compensation plans during 2011, including stock options and RSUs assumed in connection with the National acquisition, were as follows:

	Stock Options		RSUs
	Shares	Weighted Average Exercise Price per Share	Shares	Weighted Average Grant-Date Fair Value per Share
Outstanding grants, December 31, 2010	150,135,013	$27.70	18,567,365	$23.06
Granted	10,310,816	34.55	5,879,409	33.20
Assumed in National acquisition	1,316,283	15.75	4,884,774	27.22
Vested RSUs	—	—	(5,359,066)	28.96
Expired and forfeited	(22,906,524)	42.59	(613,636)	24.43
Exercised	(25,582,194)	24.91	—	—
Outstanding grants, December 31, 2011	113,273,394	$25.79	23,358,846	$25.09

The weighted average grant-date fair value of RSUs granted during the years 2011, 2010 and 2009 was $33.20, $23.47 and $15.78 per share, respectively. For the years ended December 31, 2011, 2010 and 2009, the total fair value of shares vested from RSU grants was $155 million, $51 million and $28 million, respectively.

Summarized information about stock options outstanding at December 31, 2011, including options assumed in connection with the National acquisition, is as follows:

	Stock Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding (Shares)	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price per Share	Number Exercisable (Shares)	Weighted Average Exercise Price per Share
$.26 to 10.00	13,813	1.1	$6.64	13,813	$6.64
10.01 to 20.00	26,219,258	3.8	15.66	18,859,398	15.91
20.01 to 30.00	44,961,810	5.1	24.98	31,390,099	25.38
30.01 to 38.40	42,078,513	4.3	32.99	31,971,009	32.49
$.26 to 38.40	113,273,394	4.5	$25.79	82,234,319	$25.97

During the years ended December 31, 2011, 2010 and 2009, the aggregate intrinsic value (i.e., the difference in the closing market price and the exercise price paid by the optionee) of options exercised was $231 million, $140 million and $21 million, respectively.

Summarized information as of December 31, 2011, about outstanding stock options that are vested and expected to vest, as well as stock options that are currently exercisable, is as follows:

	Outstanding Stock Options (Fully Vested and Expected to Vest) (a)	Options Exercisable
Number of outstanding (shares)	112,230,358	82,234,319
Weighted average remaining contractual life (in years)	4.5	3.2
Weighted average exercise price per share	$26.03	$25.97
Intrinsic value (millions of dollars)	$539	$370
(a) Includes effects of expected forfeitures of approximately 1 million shares. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $543 million.

As of December 31, 2011, the total future compensation cost related to equity awards not yet recognized in the Consolidated statements of income was $477 million; $144 million related to unvested stock options and $333 million related to RSUs, of which $2 million and $66 million were associated with the National acquisition, respectively. The $477 million will be recognized as follows: $192 million in 2012, $153 million in 2013, $98 million in 2014 and $34 million in 2015.

Employee stock purchase plan
Options outstanding under the employee stock purchase plan at December 31, 2011, had an exercise price of $25.29 per share (85 percent of the fair market value of TI common stock on the date of automatic exercise). Of the total outstanding options, none were exercisable at year-end 2011.

Employee stock purchase plan transactions during 2011 were as follows:

	Employee Stock Purchase Plan (Shares)	Exercise Price
Outstanding grants, December 31, 2010	487,871	$27.83
Granted	2,200,718	26.04
Exercised	(2,108,494)	26.66
Outstanding grants, December 31, 2011	580,095	$25.29

The weighted average grant-date fair value of options granted under the employee stock purchase plans during the years 2011, 2010 and 2009 was $4.59, $3.97 and $3.13 per share, respectively. During the years ended December 31, 2011, 2010 and 2009, the total intrinsic value of options exercised under these plans was $10 million, $9 million and $10 million, respectively.

Effect on shares outstanding and treasury shares
Our practice is to issue shares of common stock upon exercise of stock options generally from treasury shares and, on a limited basis, from previously unissued shares. We settled stock option plan exercises using treasury shares of 27,308,311 in 2011; 19,077,274 in 2010 and 6,695,583 in 2009; and previously unissued common shares of 390,438 in 2011; 342,380 in 2010 and 93,648 in 2009.

Upon vesting of RSUs, we issued treasury shares of 3,822,475 in 2011; 1,392,790 in 2010 and 977,728 in 2009, and previously unissued common shares of 73,852 in 2011,with none in 2010 and 2009.

Shares available for future grant and reserved for issuance are summarized below:

	As of December 31, 2011
Shares	Long-term Incentive and Director Compensation Plans	Employee Stock Purchase Plan	Total
Reserved for issuance (a)	224,383,737	27,967,317	252,351,054
Shares to be issued upon exercise of outstanding options and RSUs	(136,755,907)	(580,095)	(137,336,002)
Available for future grants	87,627,830	27,387,222	115,015,052

(a) Includes 123,667 shares credited to directors’ deferred compensation accounts that may settle in shares of TI common stock. These shares are not included as grants outstanding at December 31, 2011.

Effect on cash flows
Cash received from the exercise of options was $690 million in 2011, $407 million in 2010 and $109 million in 2009. The related net tax impact realized was $45 million, $21 million and ($2) million (which includes excess tax benefits realized of $31 million, $13 million and $1 million) in 2011, 2010 and 2009, respectively.

Profit sharing plans	12 Months Ended
Dec. 31, 2011
Profit sharing plans [Abstract]
Profit sharing plans
Profit sharing plans
Profit sharing benefits are generally formulaic and determined by one or more subsidiary or company-wide financial metrics. We pay profit sharing benefits primarily under the company-wide TI Employee Profit Sharing Plan. This plan provides for profit sharing to be paid based solely on TI’s operating margin for the full calendar year. Under this plan, TI must achieve a minimum threshold of 10 percent operating margin before any profit sharing is paid. At 10 percent operating margin, profit sharing will be 2 percent of eligible payroll. The maximum amount of profit sharing available under the plan is 20 percent of eligible payroll, which is paid only if TI’s operating margin is at or above 35 percent for a full calendar year.

We recognized $143 million, $279 million and $102 million of profit sharing expense under the TI Employee Profit Sharing Plan in 2011, 2010 and 2009, respectively.

Income taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income taxes
Income taxes

Income before income taxes	U.S.	Non-U.S.	Total
2011	$1,791	$1,164	$2,955
2010	3,769	782	4,551
2009	1,375	642	2,017

Provision (benefit) for income taxes	U.S. Federal	Non-U.S.	U.S. State	Total
2011:
Current	$692	$138	$8	$838
Deferred	(154)	24	11	(119)
Total	$538	$162	$19	$719

2010:
Current	$1,401	$92	$18	$1,511
Deferred	(188)	(2)	2	(188)
Total	$1,213	$90	$20	$1,323

2009:
Current	$318	$79	$4	$401
Deferred	124	23	(1)	146
Total	$442	$102	$3	$547

Principal reconciling items from income tax computed at the statutory federal rate follow:

	2011	2010	2009
Computed tax at statutory rate	$1,034	$1,593	$706
Non-U.S. effective tax rates	(245)	(184)	(123)
U.S. R&D tax credit	(58)	(54)	(28)
U.S. tax benefit for manufacturing	(31)	(63)	(21)
Other	19	31	13
Total provision for income taxes	$719	$1,323	$547

The primary components of deferred income tax assets and liabilities were as follows:

	December 31,
	2011	2010
Deferred income tax assets:
Inventories and related reserves	$913	$525
Postretirement benefit costs recognized in AOCI	431	404
Deferred loss and tax credit carryforwards	400	220
Stock-based compensation	357	357
Accrued expenses	323	251
Other	217	208
	2,641	1,965
Less valuation allowance	(178)	(3)
	2,463	1,962
Deferred income tax liabilities:
Acquisition-related intangibles and fair-value adjustments	(1,096)	(21)
Accrued retirement costs (defined benefit and retiree health care)	(180)	(190)
Property, plant and equipment	(147)	(83)
International earnings	(92)	(26)
Other	(60)	(31)
	(1,575)	(351)
Net deferred income tax asset	$888	$1,611

As of December 31, 2011 and 2010, net deferred income tax assets of $888 million and $1.61 billion were presented in the balance sheets, based on tax jurisdiction, as deferred income tax assets of $1.50 billion and $1.70 billion and deferred income tax liabilities of $607 million and $86 million, respectively. The decrease in net deferred income tax assets from December 31, 2010, to December 31, 2011, is due to the recording of $881 million of net deferred tax liabilities associated with the acquisition of National, partially offset by the $119 million deferred tax provision.

We make an ongoing assessment regarding the realization of U.S. and non-U.S. deferred tax assets. In 2011, we recognized a net increase of $175 million in our valuation allowance. This increase was due to valuation allowances on unutilized tax credits associated with the acquisition of National. While the net deferred assets of $2.46 billion at December 31, 2011, are not assured of realization, our assessment is that a valuation allowance is not required on this balance. This assessment is based on our evaluation of relevant criteria including the existence of deferred tax liabilities that can be used to absorb deferred tax assets, taxable income in prior carryback years and expectations for future taxable income.

We have U.S. and non-U.S. tax loss carryforwards of approximately $202 million, of which $124 million expire through the year 2021.

Provision has been made for deferred taxes on undistributed earnings of non-U.S. subsidiaries to the extent that dividend payments from these subsidiaries are expected to result in additional tax liability. The remaining undistributed earnings (approximately $4.12 billion at December 31, 2011) have been indefinitely reinvested; therefore, no provision has been made for taxes due upon remittance of these earnings. The indefinitely reinvested earnings of our non-U.S. subsidiaries are primarily invested in tangible assets such as inventory and property, plant and equipment. Determination of the amount of unrecognized deferred income tax liability is not practical because of the complexities associated with its hypothetical calculation.

Cash payments made for income taxes, net of refunds, were $902 million, $1.47 billion and $331 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Uncertain tax positions
We operate in a number of tax jurisdictions, and our income tax returns are subject to examination by tax authorities in those jurisdictions who may challenge any item on these tax returns. Because the matters challenged by authorities are typically complex, their ultimate outcome is uncertain. Before any benefit can be recorded in the financial statements, we must determine that it is “more likely than not” that a tax position will be sustained by the appropriate tax authorities. We recognize accrued interest related to uncertain tax positions and penalties as components of OI&E.

The changes in the total amounts of uncertain tax positions are summarized as follows:

	2011	2010	2009
Balance, January 1	$103	$56	$148
Additions based on tax positions related to the current year	15	12	10
Additions from the acquisition of National	132	—	—
Additions for tax positions of prior years	3	50	6
Reductions for tax positions of prior years	(39)	(12)	(18)
Settlements with tax authorities	(4)	(3)	(90)
Balance, December 31	$210	$103	$56
Interest income (expense) recognized in the year ended December 31	$1	$(2)	$—
Accrued interest payable (receivable) as of December 31	$3	$(5)	$(9)

The liability for uncertain tax positions and the accrued interest payable are components of Deferred credits and other liabilities on our December 31, 2011, balance sheet.

Within the $210 million liability for uncertain tax positions as of December 31, 2011, are uncertain tax positions totaling $233 million that, if recognized, would impact the tax rate. If these tax liabilities are ultimately realized, $83 million of deferred tax assets would also be realized, primarily related to refunds from counterparty jurisdictions resulting from procedures for relief from double taxation.

Within the $103 million liability for uncertain tax positions as of December 31, 2010, are uncertain tax positions totaling $136 million that, if recognized, would impact the tax rate. If these tax liabilities are ultimately realized, $101 million of deferred tax assets would also be realized, primarily related to refunds from counterparty jurisdictions resulting from procedures for relief from double taxation.

As of December 31, 2011, the statute of limitations remains open for U.S. federal tax returns for 1999 and following years. Audits of our U.S. federal tax returns through 2006 have been completed except for certain pending tax treaty procedures for relief from double taxation. These procedures pertain to U.S. federal tax returns for the years 2003 through 2007.

In non-U.S. jurisdictions, the years open to audit represent the years still subject to the statute of limitations. With respect to major jurisdictions outside the U.S., our subsidiaries are no longer subject to income tax audits for years before 2004.

We are unable to estimate the range of any reasonably possible increase or decrease in uncertain tax positions that may occur within the next 12 months resulting from the eventual outcome of the years currently under audit or appeal. However, we do not anticipate any such outcome will result in a material change to our financial condition or results of operations. U.S. federal tax returns for recently acquired National are currently under audit for tax years through 2009. It is possible that issues that are the subject of that audit could be resolved in the next 12 months and result in a material change in our estimate of uncertain tax positions.

Financial instruments and risk concentration	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Financial instruments and risk concentration
Financial instruments and risk concentration
Financial instruments
We hold derivative financial instruments such as forward foreign currency exchange contracts, interest rate swaps and forward purchase contracts, the fair value of which is not material at December 31, 2011. Our forward foreign currency exchange contracts outstanding at December 31, 2011, had a notional value of $516 million to hedge our non-U.S. dollar net balance sheet exposures (including $253 million to sell Japanese yen, $105 million to sell euros and $39 million to sell British pound sterling).

Our investments in cash equivalents, short-term investments and certain long-term investments, as well as our postretirement plan assets, contingent consideration and deferred compensation liabilities are carried at fair value, which is described in Note 9. The carrying values for other current financial assets and liabilities, such as accounts receivable and accounts payable, approximate fair value due to the short maturity of such instruments. The carrying value of our long-term debt approximates the fair value.

Risk concentration
Financial instruments that could subject us to concentrations of credit risk are primarily cash, cash equivalents, short-term investments and accounts receivable. In order to manage our credit risk exposure, we place cash investments in investment-grade debt securities and limit the amount of credit exposure to any one issuer. We also limit counterparties on forward foreign currency exchange contracts to financial institutions rated no lower than A3/A-.

Concentrations of credit risk with respect to accounts receivable are limited due to our large number of customers and their dispersion across different industries and geographic areas. We maintain an allowance for losses based on the expected collectability of accounts receivable. These allowances are deducted from accounts receivable on our Consolidated balance sheets.

Details of these allowances are as follows:

Accounts receivable allowances	Balance at Beginning of Year	Additions Charged (Credited) to Operating Results	Recoveries and Write-offs, Net	Balance at End of Year
2011	$18	$1	$—	$19
2010	23	(4)	(1)	18
2009	30	1	(8)	23

Valuation of debt and equity investments and certain liabilities	12 Months Ended
Dec. 31, 2011
Valuation of debt and equity investments and certain liabilities [Abstract]
Valuation of debt and equity investments and certain liabilities
Valuation of debt and equity investments and certain liabilities
Debt and equity investments
We classify our investments as available for sale, trading, equity method or cost method. Most of our investments are classified as available for sale.

    Available-for-sale and trading securities are stated at fair value, which is generally based on market prices, broker quotes or, when necessary, financial models (see fair-value discussion below). Unrealized gains and losses on available-for-sale securities are recorded as an increase or decrease, net of taxes, in AOCI on our Consolidated balance sheets. We record other-than-temporary losses (impairments) on available-for-sale securities in OI&E in our Consolidated statements of income.

We classify certain mutual funds as trading securities. These mutual funds hold a variety of debt and equity investments intended to generate returns that offset changes in certain deferred compensation liabilities. We record changes in the fair value of these mutual funds and the related deferred compensation liabilities in SG&A. Changes in the fair value of debt securities classified as trading securities are recorded in OI&E.

Our other investments are not measured at fair value but are accounted for using either the equity method or cost method. These investments consist of interests in venture capital funds and other non-marketable equity securities. Gains and losses from equity method investments are reflected in OI&E based on our ownership share of the investee’s financial results. Gains and losses on cost method investments are recorded in OI&E when realized or when an impairment of the investment’s value is warranted based on our assessment of the recoverability of each investment.

Details of our investments and related unrealized gains and losses included in AOCI are as follows:

	December 31, 2011			December 31, 2010
	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
Measured at fair value:
Available-for-sale securities
Money market funds	$55	$—	$—	$167	$—	$—
Corporate obligations	135	159	—	44	649	—
U.S. Government agency and Treasury securities	430	1,691	—	855	1,081	—
Auction-rate securities	—	—	41	—	23	257

Trading securities
Auction-rate securities	—	93	—	—	—	—
Mutual funds	—	—	169	—	—	139
Total	620	1,943	210	1,066	1,753	396

Other measurement basis:
Equity-method investments	—	—	32	—	—	36
Cost-method investments	—	—	23	—	—	21
Cash on hand	372	—	—	253	—	—
Total	$992	$1,943	$265	$1,319	$1,753	$453

Amounts included in AOCI from available-for-sale securities:
Unrealized gains (pre-tax)	$—	$—	$—	$—	$1	$—
Unrealized losses (pre-tax)	$—	$—	$5	$—	$1	$22

As of December 31, 2011 and 2010, the majority of unrealized losses included in AOCI were associated with auction-rate securities classified as securities that are available for sale. We have determined that our available-for-sale investments with unrealized losses are not other-than-temporarily impaired as we expect to recover the entire cost basis of these securities. We do not intend to sell these investments, nor do we expect to be required to sell these investments, before a recovery of the cost basis. In the second quarter of 2011, we recategorized certain auction-rate securities from an available-for-sale classification to a trading classification, as we intend to sell them. For the year ended December 31, 2011, we did not recognize in earnings any credit losses related to these investments.

Proceeds from sales, redemptions and maturities of short-term available-for-sale securities, excluding cash equivalents, were $3.55 billion, $2.56 billion and $2.03 billion in 2011, 2010 and 2009, respectively. Gross realized gains and losses from these sales were not significant.

The following table presents the aggregate maturities of investments in debt securities classified as available for sale at
December 31, 2011:

Due	Fair Value
One year or less	$1,902
One to three years	568
Greater than three years (auction-rate securities)	41

Gross realized gains and losses from sales of long-term investments were not significant for 2011, 2010 or 2009. Other-than-temporary declines and impairments in the values of these investments recognized in OI&E were $2 million, $1 million and $14 million in 2011, 2010 and 2009, respectively.

Fair-value considerations
We measure and report certain financial assets and liabilities at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The three-level hierarchy discussed below indicates the extent and level of judgment used to estimate fair-value measurements.

Level 1 –	Uses unadjusted quoted prices that are available in active markets for identical assets or liabilities as of the reporting date.
Level 2 –
Uses inputs other than Level 1 that are either directly or indirectly observable as of the reporting date through correlation with market data, including quoted prices for similar assets and liabilities in active markets and quoted prices in markets that are not active. Level 2 also includes assets and liabilities that are valued using models or other pricing methodologies that do not require significant judgment since the input assumptions used in the models, such as interest rates and volatility factors, are corroborated by readily observable data. Our Level 2 assets consist of corporate obligations, some U.S. government agency securities and auction-rate securities that have been called for redemption. We utilize a third-party data service to provide Level 2 valuations, verifying these valuations for reasonableness relative to unadjusted quotes obtained from brokers or dealers based on observable prices for similar assets in active markets.

Level 3 –
Uses inputs that are unobservable, supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models that utilize management estimates of market participant assumptions.

Our auction-rate securities are primarily classified as Level 3 assets. Auction-rate securities are debt instruments with variable interest rates that historically would periodically reset through an auction process. These auctions have not functioned since 2008. There is no active secondary market for these securities, although limited observable transactions do occasionally occur. As a result, we use a discounted cash flow model to determine the estimated fair value of these investments as of each quarter end. The assumptions used in preparing the discounted cash flow model include estimates for the amount and timing of future interest and principal payments and the rate of return required by investors to own these securities in the current environment. In making these assumptions, we consider relevant factors including: the formula for each security that defines the interest rate paid to investors in the event of a failed auction; forward projections of the interest rate benchmarks specified in such formulas; the likely timing of principal repayments; the probability of full repayment considering the guarantees by the U.S. Department of Education of the underlying student loans and additional credit enhancements provided through other means; and, publicly available pricing data for student loan asset-backed securities that are not subject to auctions. Our estimate of the rate of return required by investors to own these securities also considers the reduced liquidity for auction-rate securities. To date, we have collected all interest on all of our auction-rate securities when due and expect to continue to do so in the future.

The following are our assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010. These tables do not include cash on hand, assets held by our postretirement plans, or assets and liabilities that are measured at historical cost or any basis other than fair value.

	Fair Value December 31, 2011	Level 1	Level 2	Level 3
Assets
Money market funds	$55	$55	$—	$—
Corporate obligations	294	—	294	—
U.S. Government agency and Treasury securities	2,121	606	1,515	—
Auction-rate securities	134	—	—	134
Mutual funds	169	169	—	—
Total assets	$2,773	$830	$1,809	$134

Liabilities
Deferred compensation	$191	$191	$—	$—
Total liabilities	$191	$191	$—	$—

	Fair Value December 31, 2010	Level 1	Level 2	Level 3
Assets
Money market funds	$167	$167	$—	$—
Corporate obligations	693	—	693	—
U.S. Government agency and Treasury securities	1,936	1,120	816	—
Auction-rate securities	280	—	23	257
Mutual funds	139	139	—	—
Total assets	$3,215	$1,426	$1,532	$257

Liabilities
Contingent consideration	$8	$—	$—	$8
Deferred compensation	159	159	—	—
Total liabilities	$167	$159	$—	$8

The following table summarizes the change in the fair values for Level 3 assets and liabilities for the years ended December 31, 2011 and 2010. The transfer of auction-rate securities into Level 2 was the result of these securities being called for redemption and all were subsequently redeemed.

	Level 3
	Auction-rate Securities	Contingent Consideration
Balance, December 31, 2009	$458	$18
Change in fair value of contingent consideration – included in operating profit	—	(10)
Change in unrealized loss – included in AOCI	10	—
Redemptions and sales	(188)	—
Transfers into Level 2	(23)	—
Balance, December 31, 2010	257	8

Change in fair value of contingent consideration – included in operating profit	—	(8)
Change in unrealized loss – included in AOCI	(1)	—
Redemptions and sales	(122)	—
Balance, December 31, 2011	$134	$—

Acquisitions and divestitures other than National (Acquisitions and divestitures other than National [Member])	12 Months Ended
Dec. 31, 2011
Acquisitions and divestitures other than National [Member]
Business Acquisitions and Divestitures [Line Items]
Acquisitions and divestitures
Acquisitions and divestitures other than National
Acquisitions
In October 2010, we acquired our first semiconductor manufacturing site in China, located in the Chengdu High-tech Zone. This included a fully equipped and operational 200-millimeter wafer fabrication facility (fab), as well as a non-operating fab that is being held for future capacity expansion. Additionally, we offered employment to the majority of existing employees at the Chengdu site. We provided transitional supply services through the middle of 2011, while also installing our analog production processes. This acquisition, which was recorded as a business combination, used net cash of $140 million. As contractually agreed, we made an additional payment to the seller in October 2011.We recorded $158 million of property, plant and equipment, $5 million of inventory, $4 million of other assets and $8 million of expenses. Operating results for the transitional supply services are included in Other. Additionally, we incurred acquisition costs of $2 million.

In August 2010, we completed the acquisition of two wafer fabs and equipment in Aizu-Wakamatsu, Japan, for net cash of $130 million. The terms of the acquisition included an operational 200-millimeter fab as well as a non-operating fab capable of either 200- or 300-millimeter production that is being held for future capacity expansion. Additionally, we offered employment to the existing employees at the Aizu site. We provided transitional supply services through 2011, while also installing our analog production processes.

The acquisition of the two Aizu wafer fabs and related 200-millimeter equipment was recorded as a business combination for net cash of $59 million. We recorded $42 million of property, plant and equipment, $9 million of inventory and $8 million of expenses, which were charged to COR. Operating results for the transitional supply services are included in Other. In connection with the Aizu acquisition, we also settled a contractual arrangement with a third party for our benefit for net cash of $12 million, which was recorded as a charge in COR in Other. Additionally, we incurred acquisition-related costs of $1 million, which were recorded in SG&A. The Aizu acquisition also included 300-millimeter production tools, which we recorded as a capital purchase for net cash of $58 million.

In 2009, we acquired Luminary Micro for net cash of $51 million and other consideration of $7 million. These operations were integrated into our Embedded Processing segment. We also acquired CICLON Semiconductor Device Corporation for net cash of $104 million and other consideration of $7 million. These operations were integrated into our Analog segment.

The results of operations for these acquisitions have been included in our financial statements from their respective acquisition dates. Pro forma financial information would not be materially different from amounts reported.

Divestitures
In November 2010, we divested a product line previously included in Other for $148 million and recognized a gain in operating profit of $144 million. This appears in the Consolidated statements of income on the Acquisition charges/divestiture (gain) line for 2010.

Goodwill and acquisition-related intangibles	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and acquisition-related intangibles
Goodwill and acquisition-related intangibles
The following table summarizes the changes in goodwill by segment for the years ended December 31, 2011 and 2010:

	Analog	Embedded Processing	Wireless	Other	Total
Goodwill, December 31, 2009	$638	$172	$82	$34	$926
Adjustments	(8)	—	8	(2)	(2)
Goodwill, December 31, 2010	630	172	90	32	924

Additions from acquisitions	3,528	—	—	—	3,528
Goodwill, December 31, 2011	$4,158	$172	$90	$32	$4,452

There was no impairment of goodwill during 2011 or 2010. In the first quarter of 2010, we transferred a low-power wireless product line, including the associated goodwill, from the Analog segment to the Wireless segment. We reduced goodwill in Other by $2 million, which was related to the divestiture noted in Note 10. The addition to Analog goodwill was from the National acquisition.

In 2011, we recognized intangible assets associated with the National acquisition of $2.96 billion, primarily for developed technology and customer relationships. In 2010, we had no additional intangible assets from an acquisition.

The following table shows the components of acquisition-related intangible assets as of December 31, 2011 and 2010:

		December 31, 2011			December 31, 2010
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Acquisition-related intangibles:
Developed technology	4 - 10	$2,089	$91	$1,998	$155	$100	$55
Customer relationships	5 - 8	822	34	788	26	18	8
Other intangibles	2 - 10	50	29	21	34	21	13
In-process R&D	(a)	93	—	93	—	—	—
Total		$3,054	$154	$2,900	$215	$139	$76
(a) In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it will be expensed.

Amortization of acquisition-related intangibles was $111 million, $48 million and $48 million for 2011, 2010 and 2009, respectively, primarily related to developed technology.

The following table sets forth the estimated amortization of acquisition-related intangibles for the years ended December 31:

2012	$342
2013	335
2014	321
2015	319
2016	318
Thereafter	1,265

Postretirement benefit plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Postretirement benefit plans
Postretirement benefit plans
Plan descriptions
We have various employee retirement plans including defined benefit, defined contribution and retiree health care benefit plans. For qualifying employees, we offer deferred compensation arrangements. As a part of the National acquisition, we assumed the assets and liabilities of its defined benefit plans, primarily those associated with the United Kingdom and Germany.

U.S. retirement plans:
Principal retirement plans in the U.S. are qualified and non-qualified defined benefit pension plans (all of which were closed to new participants after November 1997), a defined contribution plan and an enhanced defined contribution plan. The defined benefit pension plans include employees still accruing benefits as well as employees and participants who no longer accrue service-related benefits, but instead, may participate in the enhanced defined contribution plan.

Both defined contribution plans offer an employer-matching savings option that allows employees to make pre-tax contributions to various investment choices, including a TI common stock fund. Employees who elected to continue accruing a benefit in the qualified defined benefit pension plans may also participate in the defined contribution plan, where employer-matching contributions are provided for up to 2 percent of the employee’s annual eligible earnings. Employees who elected not to continue accruing a benefit in the defined benefit pension plans, and employees hired after November 1997 and through December 31, 2003, may participate in the enhanced defined contribution plan. This plan provides for a fixed employer contribution of 2 percent of the employee’s annual eligible earnings, plus an employer-matching contribution of up to 4 percent of the employee’s annual eligible earnings. Employees hired after December 31, 2003, do not receive the fixed employer contribution of 2 percent of the employee’s annual eligible earnings.

At December 31, 2011 and 2010, as a result of employees’ elections, TI’s U.S. defined contribution plans held shares of TI common stock totaling 22 million shares and 24 million shares valued at $639 million and $792 million, respectively. Dividends paid on these shares for 2011 and 2010 were $13 million for each year.

Our aggregate expense for the U.S. defined contribution plans was $55 million in 2011, $50 million in 2010 and $51 million in 2009.

Benefits under the qualified defined benefit pension plan are determined using a formula based upon years of service and the highest five consecutive years of compensation. We intend to contribute amounts to this plan to meet the minimum funding requirements of applicable local laws and regulations, plus such additional amounts as we deem appropriate. The non-qualified defined benefit plans are unfunded and closed to new participants.

U.S. retiree health care benefit plan:
U.S. employees who meet eligibility requirements are offered medical coverage during retirement. We make a contribution toward the cost of those retiree medical benefits for certain retirees and their dependents. The contribution rates are based upon various factors, the most important of which are an employee’s date of hire, date of retirement, years of service and eligibility for Medicare benefits. The balance of the cost is borne by the plan’s participants. Employees hired after January 1, 2001, are responsible for the full cost of their medical benefits during retirement.

Non-U.S. retirement plans:
We provide retirement coverage for non-U.S. employees, as required by local laws or to the extent we deem appropriate, through a number of defined benefit and defined contribution plans. Retirement benefits are generally based on an employee’s years of service and compensation. Funding requirements are determined on an individual country and plan basis and are subject to local country practices and market circumstances.

As of December 31, 2011 and 2010, as a result of employees’ elections, TI’s non-U.S. defined contribution plans held TI common stock valued at $12 million and $14 million, respectively. Dividends paid on these shares of TI common stock for 2011 and 2010 were not material.

Effect on the statements of income and balance sheets
Expense related to defined benefit and retiree health care benefit plans was as follows:

	U.S. Defined Benefit			U.S. Retiree Health Care			Non-U.S. Defined Benefit
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Service cost	$22	$20	$20	$4	$4	$4	$41	$37	$40
Interest cost	46	45	49	25	26	26	69	62	62
Expected return on plan assets	(45)	(49)	(49)	(21)	(23)	(28)	(83)	(73)	(69)
Amortization of prior service cost (credit)	1	1	1	2	2	2	(4)	(3)	(3)
Recognized net actuarial loss	23	22	18	13	12	8	40	30	34
Net periodic benefit cost	47	39	39	23	21	12	63	53	64

Settlement charges (a)	—	37	13	—	—	—	—	—	15
Curtailment charges (credits)	—	—	—	5	—	2	2	—	(9)
Special termination benefit charges	4	—	6	—	—	—	—	—	3
Total, including charges	$51	$76	$58	$28	$21	$14	$65	$53	$73
(a) Includes restructuring and non-restructuring related settlement charges.

Expenses associated with National’s plans for the period from the acquisition date to December 31, 2011, were $2 million for non-U.S. defined benefit plans. National had no defined benefit plans in the U.S.

For the U.S. qualified pension and retiree health care plans, the expected return on the plan assets component of net periodic benefit cost is based upon a market-related value of assets. In accordance with U.S. GAAP, the market-related value of assets generally utilizes a smoothing technique whereby certain gains and losses are phased in over a period of three years.

Changes in the benefit obligations and plan assets for the defined benefit and retiree health care benefit plans were as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
	2011	2010	2011	2010	2011	2010
Change in plan benefit obligation:
Benefit obligation at beginning of year	$880	$860	$473	$472	$2,217	$1,945
Service cost	22	20	4	4	41	37
Interest cost	46	45	25	26	69	62
Participant contributions	—	—	18	17	1	3
Benefits paid	(52)	(6)	(43)	(45)	(72)	(70)
Medicare subsidy	—	—	4	3	—	—
Actuarial (gain) loss	61	92	19	(4)	91	132
Settlements	—	(131)	—	—	(1)	—
Curtailments	(2)	—	4	—	(3)	—
Assumed with National acquisition	—	—	—	—	301	—
Special termination benefits	4	—	—	—	—	—
Plan amendments	—	—	17	—	—	(1)
Effects of exchange rate changes	—	—	—	—	104	109
Benefit obligation at end of year (BO)	$959	$880	$521	$473	$2,748	$2,217

Change in plan assets:
Fair value of plan assets at beginning of year	$833	$859	$404	$374	$1,835	$1,672
Actual return on plan assets	106	76	6	25	53	95
Employer contributions (funding of qualified plans)	25	30	46	33	72	53
Employer contributions (payments for non-qualified plans)	2	5	—	—	—	—
Participant contributions	—	—	18	17	1	3
Assumed with National acquisition	—	—	—	—	235	—
Benefits paid	(52)	(6)	(43)	(45)	(72)	(70)
Settlements	—	(131)	—	—	(1)	—
Effects of exchange rate changes	—	—	—	—	88	82
Fair value of plan assets at end of year (FVPA)	$914	$833	$431	$404	$2,211	$1,835
Funded status (FVPA – BO) at end of year	$(45)	$(47)	$(90)	$(69)	$(537)	$(382)

Amounts recognized on the balance sheet as of December 31, 2011, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$11	$—	$29	$40
Accrued expenses and other liabilities	(2)	—	(9)	(11)
Underfunded retirement plans	(54)	(90)	(557)	(701)
Funded status (FVPA – BO) at end of year	$(45)	$(90)	$(537)	$(672)

Amounts recognized on the balance sheet as of December 31, 2010, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$1	$—	$30	$31
Accrued expenses and other liabilities	(3)	—	(7)	(10)
Underfunded retirement plans	(45)	(69)	(405)	(519)
Funded status (FVPA – BO) at end of year	$(47)	$(69)	$(382)	$(498)

Accumulated benefit obligations, which represent the benefit obligations excluding the impact of future salary increases, were $875 million and $813 million at year-end 2011 and 2010, respectively, for the U.S. defined benefit plans, and $2.54 billion and $2.02 billion at year-end 2011 and 2010, respectively, for the non-U.S. defined benefit plans.

The amounts recorded in AOCI for the years ended December 31, 2011 and 2010, are detailed below by plan type:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit		Total
	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost
AOCI balance, December 31, 2010 (net of tax)	$157	$1	$126	$6	$421	$(23)	$704	$(16)
Changes in AOCI by category in 2011
Annual adjustments	(3)	—	34	17	158	(3)	189	14
Reclassification of recognized transactions	(23)	(1)	(12)	(4)	(40)	3	(75)	(2)
Less tax expense (benefit)	9	—	(8)	(5)	(39)	—	(38)	(5)
Total change to AOCI in 2011	(17)	(1)	14	8	79	—	76	7
AOCI balance, December 31, 2011 (net of tax)	$140	$—	$140	$14	$500	$(23)	$780	$(9)

The estimated amounts of net actuarial loss and unrecognized prior service cost (credit) included in AOCI as of December 31, 2011, that are expected to be amortized into net periodic benefit cost over the next fiscal year are: $16 million and $1 million for the U.S. defined benefit plans; $13 million and $4 million for the U.S. retiree health care plan; and $48 million and ($4) million for the non-U.S. defined benefit plans.

Information on plan assets
We report and measure the plan assets of our defined benefit pension and other postretirement plans at fair value. The tables below set forth the fair value of our plan assets as of December 31, 2011 and 2010, using the same three-level hierarchy of fair-value inputs described in Note 9.

	Fair Value at December 31, 2011	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market funds	$23	$—	$23	$—
U.S. Government agency and Treasury securities	266	244	22	—
U.S. bond funds	309	—	309	—
U.S. equity funds and option collars	229	—	229	—
International equity funds	52	—	52	—
Limited partnerships	35	—	—	35
Total	$914	$244	$635	$35

Assets of U.S. retiree health care plan
Money market funds	$50	$—	$50	$—
U.S. bond funds	175	175	—	—
U.S. equity funds and option collars	159	40	119	—
International equity funds	47	—	47	—
Total	$431	$215	$216	$—

Assets of non-U.S. defined benefit plans
Money market funds	$50	$41	$9	$—
Local market bond funds	1,129	209	920	—
International/global bond funds	335	3	332	—
Local market equity funds	133	13	120	—
International/global equity funds	521	136	385	—
Other investments	43	—	25	18
Total	$2,211	$402	$1,791	$18

	Fair Value at December 31, 2010	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market funds	$43	$—	$43	$—
U.S. Government agency and Treasury securities	220	196	24	—
U.S. bond funds	281	—	281	—
U.S. equity funds and option collars	195	—	195	—
International equity funds	60	—	60	—
Limited partnerships	34	—	—	34
Total	$833	$196	$603	$34

Assets of U.S. retiree health care plan
Money market funds	$41	$—	$41	$—
U.S. bond funds	165	165	—	—
U.S. equity funds and option collars	144	41	103	—
International equity funds	54	—	54	—
Total	$404	$206	$198	$—

Assets of non-U.S. defined benefit plans
Money market funds	$19	$—	$19	$—
Local market bond funds	669	—	669	—
International/global bond funds	211	—	211	—
Local market equity funds	300	42	258	—
International/global equity funds	555	—	555	—
Other investments	81	—	30	51
Total	$1,835	$42	$1,742	$51

The investments in our major benefit plans largely consist of low-cost, broad-market index funds to mitigate risks of concentration within market sectors. In recent years, our investment policy has shifted toward a closer matching of the interest rate sensitivity of the plan assets and liabilities. The appropriate mix of equity and bond investments is determined primarily through the use of detailed asset-liability modeling studies that look to balance the impact of changes in the discount rate against the need to provide asset growth to cover future service cost. Most of our plans around the world have added a greater proportion of fixed income securities with return characteristics that are more closely aligned with changes in the liabilities caused by discount rate volatility. For the U.S. plans, we utilize an option collar strategy to reduce the volatility of returns on investments in U.S. equity funds.

The only Level 3 assets in our worldwide benefit plans are certain private equity limited partnerships in our U.S. pension plan and diversified hedge and property funds in a non-U.S. pension plan. These investments are valued using inputs from the fund managers and internal models.

The following table summarizes the change in the fair values for Level 3 plan assets for the years ending December 31, 2011 and 2010:

	Level 3 Plan Assets
	U.S. Defined Benefit	Non-U.S. Defined Benefit
Balance, December 31, 2009	$34	$49
Redemptions	—	(4)
Unrealized gain	—	6
Balance, December 31, 2010	34	51
Redemptions	—	(51)
Unrealized gain	1	—
Assumed with National acquisition	—	18
Balance, December 31, 2011	$35	$18

Assumptions and investment policies

	Defined Benefit		U.S. Retiree Health Care
	2011	2010	2011	2010
Weighted average assumptions used to determine benefit obligations:
U.S. discount rate	4.92%	5.58%	4.89%	5.48%
Non-U.S. discount rate	2.89%	2.79%

U.S. average long-term pay progression	3.50%	3.40%
Non-U.S. average long-term pay progression	3.18%	3.24%

Weighted average assumptions used to determine net periodic benefit cost:
U.S. discount rate	5.58%	5.61%	5.48%	5.54%
Non-U.S. discount rate	2.79%	3.23%

U.S. long-term rate of return on plan assets	6.25%	6.50%	5.50%	6.00%
Non-U.S. long-term rate of return on plan assets	4.17%	4.23%

U.S. average long-term pay progression	3.40%	3.00%
Non-U.S. average long-term pay progression	3.24%	3.06%

We utilize a variety of methods to select an appropriate discount rate depending on the depth of the corporate bond market in the country in which the benefit plan operates. In the U.S., we use a settlement approach whereby a portfolio of bonds is selected from the universe of actively traded high-quality U.S. corporate bonds. The selected portfolio is designed to provide cash flows sufficient to pay the plan’s expected benefit payments when due. The resulting discount rate reflects the rate of return of the selected portfolio of bonds. For our non-U.S. locations with a sufficient number of actively traded high-quality bonds, an analysis is performed in which the projected cash flows from the defined benefit plans are discounted against a yield curve constructed with an appropriate universe of high-quality corporate bonds available in each country. In this manner, a present value is developed. The discount rate selected is the single equivalent rate that produces the same present value. Both the settlement approach and the yield curve approach produce a discount rate that recognizes each plan’s distinct liability characteristics. For countries that lack a sufficient corporate bond market, a government bond index adjusted for an appropriate risk premium is used to establish the discount rate.

Assumptions for the expected long-term rate of return on plan assets are based on future expectations for returns for each asset class and the effect of periodic target asset allocation rebalancing. We adjust the results for the payment of reasonable expenses of the plan from plan assets. We believe our assumptions are appropriate based on the investment mix and long-term nature of the plans’ investments.

Assumptions used for the non-U.S. defined benefit plans reflect the different economic environments within the various countries.

The table below shows target allocation ranges for the plans that hold a substantial majority of the defined benefit assets.

Asset category	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit
Equity securities	35%	50%	25% - 60%
Fixed income securities and cash equivalents	65%	50%	40% - 75%

We intend to rebalance the plans’ investments when they are not within the target allocation ranges. Additional contributions are invested consistent with the target ranges and may be used to rebalance the portfolio. The investment allocations and individual investments are chosen with regard to the duration of the obligations of each plan. Most of the assets in the retiree health care benefit plan are invested in a series of Voluntary Employee Benefit Association (VEBA) trusts.

Weighted average asset allocations at December 31, are as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
Asset category	2011	2010	2011	2010	2011	2010
Equity securities	35%	35%	48%	49%	32%	49%
Fixed income securities	63%	60%	41%	41%	66%	50%
Cash equivalents	2%	5%	11%	10%	2%	1%

None of the plan assets related to the defined benefit pension plans and retiree health care benefit plan are directly invested in TI common stock. As of December 31, 2011, we do not expect to return any of the plans’ assets to TI in the next 12 months.

Contributions to the plans meet or exceed all minimum funding requirements. We expect to contribute about $120 million to our retirement benefit plans in 2012.

The following table shows the benefits we expect to pay to participants from the plans in the next ten years. Almost all of the payments will be made from plan assets and not from company assets.

	U.S. Defined Benefit	U.S. Retiree Health Care	Medicare Subsidy	Non-U.S. Defined Benefit
2012	$160	$35	$(4)	$77
2013	92	37	(4)	80
2014	91	39	(4)	82
2015	94	41	(2)	89
2016	95	43	(2)	92
2017–2021	451	213	(10)	525

Assumed health care cost trend rates for the U.S. retiree health care plan at December 31 are as follows:

	2011	2010
Assumed health care cost trend rate for next year	9.0%	9.0%
Ultimate trend rate	5.0%	5.0%
Year in which ultimate trend rate is reached	2017	2016

Increasing or decreasing health care cost trend rates by one percentage point would have increased or decreased the accumulated postretirement benefit obligation for the U.S. retiree health care plan at December 31, 2011, by $28 million or $24 million and increased or decreased the service cost and interest cost components of 2011 plan expense by $1 million.

Deferred compensation arrangements
We have a deferred compensation plan, which allows U.S. employees whose base salary and management responsibility exceed a certain level to defer receipt of a portion of their cash compensation. Payments under this plan are made based on the participant’s distribution election and plan balance. Participants can earn a return on their deferred compensation based on notional investments in the same investment funds that are offered in our defined contribution plans.

As of December 31, 2011, our liability to participants of the deferred compensation plan was $150 million and is recorded in Deferred credits and other liabilities on our Consolidated balance sheets. This amount reflects the accumulated participant deferrals and earnings thereon as of that date. No assets are held in trust for the deferred compensation plan and so we remain liable to the participants. To serve as an economic hedge against changes in fair values of this liability, we invest in similar mutual funds that are recorded in Long-term investments. We record changes in the fair value of the liability and the related investment in SG&A (see Note 9).

In connection with the National acquisition, we assumed its deferred compensation plan. As of December 31, 2011, this consisted of $41 million of obligations and matching assets held in a Rabbi trust. No further contributions will be made into this plan.

Debt and lines of credit	12 Months Ended
Dec. 31, 2011
Long-term Debt, Unclassified [Abstract]
Debt and lines of credit
Debt and lines of credit
Debt balances include amounts assumed related to the National acquisition measured at fair value as of the acquisition date.

Short-term borrowings
We maintain lines of credit to support commercial paper borrowings, if any, and to provide additional liquidity through bank loans. As of December 31, 2011, we had a variable-rate revolving credit facility that allows us to borrow up to $920 million through August 2012. We have a second variable-rate revolving credit facility that allows us to borrow an additional $1 billion until July 2012. These facilities carry a variable rate of interest indexed to the London Interbank Offered Rate (LIBOR).

On July 14, 2011, for general corporate purposes and to maintain cash balances at desired levels, we issued an aggregate of $1.2 billion of commercial paper, which was supported by these existing revolving credit facilities. During the fourth quarter, we repaid $200 million of those borrowings. As of December 31, 2011, the balance of commercial paper outstanding was $1.0 billion. The weighted-borrowing rate for the commercial paper outstanding as of December 31, 2011, was 0.25 percent.

Long-term debt
On May 23, 2011, we issued fixed- and floating-rate long-term debt to help fund the National acquisition. The proceeds of the offering were $3.497 billion, net of the original issuance discount. We also incurred $12 million of issuance costs that are included in Other assets and will be amortized to Interest and debt expense over the term of the debt.

In connection with this issuance, we also entered into an interest rate swap transaction related to the $1.0 billion floating-rate debt due 2013. Under this swap agreement, we will receive variable payments based on three-month LIBOR rates and pay a fixed rate through May 15, 2013. Changes in the cash flows of the interest rate swap are expected to exactly offset the changes in cash flows attributable to fluctuations in the three-month LIBOR-based interest payments. We have designated this interest rate swap as a cash flow hedge and record changes in its fair value in AOCI. The net effect of this swap is to convert the $1.0 billion floating-rate debt to a fixed-rate obligation bearing a rate of 0.922 percent.

At the acquisition date, we assumed $1.0 billion of outstanding National debt with a fair value of $1.105 billion. The excess of the fair value over the stated value will be amortized as a reduction of interest and debt expense over the term of the related debt.

The following table summarizes the total long-term debt outstanding as of December 31, 2011:

Notes due 2012 at 6.15% (assumed with National acquisition)	$375
Floating-rate notes due 2013 (swapped to a 0.922% fixed rate)	1,000
Notes due 2013 at 0.875%	500
Notes due 2014 at 1.375%	1,000
Notes due 2015 at 3.95% (assumed with National acquisition)	250
Notes due 2016 at 2.375%	1,000
Notes due 2017 at 6.60% (assumed with National acquisition)	375
4,500
Add net unamortized premium (assumed with National acquisition)	93
Less current portion of long-term debt	(382)
Total long-term debt	$4,211

As of December 31, 2010, we had no outstanding debt. Interest incurred on debt and amortization of debt expense was $42 million in 2011. Interest incurred in 2010 and 2009 was not material. Cash payments for interest on long-term debt were $54 million in 2011.

Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies
Operating leases
We conduct certain operations in leased facilities and also lease a portion of our data processing and other equipment. In addition, certain long-term supply agreements to purchase industrial gases are accounted for as operating leases. Lease agreements frequently include purchase and renewal provisions and require us to pay taxes, insurance and maintenance costs. Rental and lease expense incurred was $109 million, $100 million and $114 million in 2011, 2010 and 2009, respectively.

Capitalized software licenses
We have licenses for certain internal-use electronic design automation software that we account for as capital leases. The related liabilities are apportioned between Accounts payable and Deferred credits and other liabilities on our Consolidated balance sheets, depending on the contractual timing of the payment.

Purchase commitments
Some of our purchase commitments entered in the ordinary course of business provide for minimum payments. At December 31, 2011, we had committed to make the following minimum payments under our non-cancellable operating leases, capitalized software licenses and purchase commitments:

	Operating Leases	Capitalized Software Licenses	Purchase Commitments
2012	$102	$73	$215
2013	77	35	97
2014	55	31	20
2015	48	12	4
2016	36	—	2
Thereafter	118	—	10

Indemnification guarantees
We routinely sell products with an intellectual property indemnification included in the terms of sale. Historically, we have had only minimal, infrequent losses associated with these indemnities. Consequently, we cannot reasonably estimate or accrue for any future liabilities that may result.

Warranty costs/product liabilities
We accrue for known product-related claims if a loss is probable and can be reasonably estimated. During the periods presented, there have been no material accruals or payments regarding product warranty or product liability. Historically, we have experienced a low rate of payments on product claims. Although we cannot predict the likelihood or amount of any future claims, we do not believe they will have a material adverse effect on our financial condition, results of operations or liquidity. Consistent with general industry practice, we enter into formal contracts with certain customers that include negotiated warranty remedies. Typically, under these agreements our warranty for semiconductor products includes: three years coverage; an obligation to repair, replace or refund; and a maximum payment obligation tied to the price paid for our products. In some cases, product claims may exceed the price of our products.

General
We are subject to various legal and administrative proceedings. Although it is not possible to predict the outcome of these matters, we believe that the results of these proceedings will not have a material adverse effect on our financial condition, results of operations or liquidity. From time to time, we also negotiate contingent consideration payment arrangements associated with certain acquisitions, which are recorded at fair value.

Discontinued operations indemnity
In connection with the 2006 sale of the former Sensors & Controls (S&C) business, we have agreed to indemnify Sensata Technologies, Inc., for specified litigation matters and certain liabilities, including environmental liabilities. In a settlement with a third party, we have agreed to indemnify that party for certain events relating to S&C products, which events we consider remote. We believe our total remaining potential exposure from both of these indemnities will not exceed $200 million. As of December 31, 2011, we believe future payments related to these indemnity obligations will not have a material effect on our financial condition, results of operations or liquidity.

Stockholders' equity	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Stockholders' equity
Stockholders’ equity
We are authorized to issue 10,000,000 shares of preferred stock. No preferred stock is currently outstanding.

Treasury shares acquired in connection with the board-authorized stock repurchase program in 2011, 2010 and 2009 were 59,466,168 shares, 93,522,896 shares and 45,544,800 shares, respectively. As of December 31, 2011, $5.7 billion of stock repurchase authorizations remain, and no expiration date has been specified.

Supplemental financial information	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Supplemental financial information
Supplemental financial information

Other income (expense) net	2011	2010	2009
Interest income	$11	$13	$24
Other (a)	(6)	24	2
Total	$5	$37	$26
(a) Includes lease income of approximately $20 million per year, primarily from the purchaser of a former business. As of December 31, 2011, the aggregate amount of non-cancellable future lease payments to be received from these leases is $84 million. These leases contain renewal options. Other also includes miscellaneous non-operational items such as: interest income and expense related to non-investment items such as taxes; gains and losses from our equity method investments; realized gains and losses associated with former equity investments; gains and losses related to former businesses; gains and losses from currency exchange rate changes; and gains and losses from our derivative financial instruments, primarily forward foreign currency exchange contracts. 2011 also includes an expense associated with a settlement related to a divested business.

	Depreciable Lives	December 31,
Property, plant and equipment at cost	(Years)	2011	2010
Land	—	$188	$92
Buildings and improvements	5-40	2,998	2,815
Machinery and equipment	3-10	3,947	4,000
Total		$7,133	$6,907

Authorizations for property, plant and equipment expenditures in future years were $249 million at December 31, 2011.

	December 31,
Accrued expenses and other liabilities	2011	2010
Customer incentive programs and allowances	$190	$118
Severance and related expenses	140	19
Property and other non-income taxes	98	108
Other	367	377
Total	$795	$622

	December 31,
Accumulated other comprehensive income (loss), net of taxes	2011	2010
Unrealized losses on available-for-sale investments	$(3)	$(13)
Postretirement benefit plans:
Net actuarial loss	(780)	(704)
Net prior service credit	9	16
Cash flow hedge derivative	(2)	—
Total	$(776)	$(701)

Segment and geographic area data	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment and geograhic area data
Segment and geographic area data
Reportable segments
Our financial reporting structure comprises three reportable segments. These reportable segments, which are established along major categories of products having unique design and development requirements, are as follows:
Analog – Analog semiconductors change real-world signals – such as sound, temperature, pressure or images – by conditioning them, amplifying them and often converting them to a stream of digital data that can be processed by other semiconductors, such as digital signal processors (DSPs). Analog semiconductors are also used to manage power distribution and consumption.  Analog includes the following major product lines: HVAL, Power, HPA and SVA.

Embedded Processing – Our Embedded Processing products include our DSPs and microcontrollers. DSPs perform mathematical computations almost instantaneously to process or improve digital data. Microcontrollers are designed to control a set of specific tasks for electronic equipment. We make and sell catalog Embedded Processing products used in many different applications and custom Embedded Processing products used in specific applications, such as communications infrastructure equipment and automotive.
Wireless – Growth in the wireless market is being driven by the demand for smartphones, tablet computers and other emerging portable devices. Many of today’s smartphones and tablets use an applications processor to run the device’s software operating system and enable expanded functionality. Many wireless devices also use other semiconductors to enable wireless connectivity using technologies such as Bluetooth®, WiFi networks, GPS, and Near Field Communications. Our OMAP applications processors and connectivity products enable us to take advantage of the increasing demand for more powerful and more functional mobile devices. We design, make and sell products to satisfy each of these requirements.Wireless products are typically sold in high volumes. Our Wireless portfolio includes both catalog products and custom products. Wireless also includes baseband products, which allow a cell phone to connect to the cellular network. We are no longer investing in the development of baseband products, and almost all of our current baseband products are sold to a single customer.

Other
In addition to our reportable segments, we also have Other. Other includes other operating segments that neither meet the quantitative thresholds for individually reportable segments nor are they aggregated with other operating segments. These operating segments primarily include our smaller semiconductor product lines such as DLP® products (primarily used in projectors to create high-definition images), custom semiconductors known as ASICs, and our handheld graphing and scientific calculators.

Other also includes royalties received for our patented technology that we license to other electronics companies and revenue from transitional supply agreements that we may enter into in connection with acquisitions and divestitures. Other may also include certain unallocated income and expenses such as gains and losses on sales of assets; sales tax refunds; and certain litigation costs, settlements or reserves. Except for these few unallocated items, we allocate all of our expenses associated with corporate activities to our operating segments based on specific methodologies, such as percentage of operating expenses or headcount.

Acquisition charges related to National are also recorded in Other in 2011, as detailed in Note 2. The expenses associated with the recognition of fair-value write-up of both inventory and property, plant and equipment are recorded in Other as well. Inventory-related expense was classified in COR as the inventory was sold. The property, plant and equipment-related expense is primarily recognized in COR.

Losses associated with the earthquake in Japan and Restructuring charges related to the 2011 announced actions in Hiji, Japan, and Houston, Texas, are also included in Other. See Notes 3 and 4 for additional information.

With the exception of goodwill, we do not identify or allocate assets by operating segment, nor does the chief operating decision maker evaluate operating segments using discrete asset information. There was no significant intersegment revenue. The accounting policies of the segments are the same as those described in the summary of significant accounting policies.
Segment information

	Analog	Embedded Processing	Wireless	Other	Total
Revenue
2011	$6,375	$2,110	$2,518	$2,732	$13,735
2010	5,979	2,073	2,978	2,936	13,966
2009	4,202	1,471	2,626	2,128	10,427
Operating profit
2011	$1,693	$368	$412	$519	$2,992
2010	1,876	491	683	1,464	4,514
2009	770	194	315	712	1,991

Geographic area information
The following geographic area data include revenue, based on product shipment destination and royalty payor location, and property, plant and equipment, based on physical location:

	U.S.	Asia	Europe	Japan	Rest of World	Total
Revenue
2011	$1,468	$8,619	$1,822	$1,462	$364	$13,735
2010	1,539	8,903	1,760	1,366	398	13,966
2009	1,140	6,575	1,408	976	328	10,427

Property, plant and equipment, net
2011	$2,159	$1,739	$276	$228	$26	$4,428
2010	1,694	1,575	139	249	23	3,680
2009	1,727	1,013	161	244	13	3,158

Major customer
Sales to the Nokia group of companies, including sales to indirect contract manufacturers, accounted for 13 percent, 19 percent and 24 percent of our 2011, 2010 and 2009 revenue, respectively. Revenue from sales to Nokia is reflected primarily in our Wireless segment.

Description of business and significant accounting policies and practices (Policies)	12 Months Ended
Dec. 31, 2011
Description of business and significant accounting policies and practices [Abstract]
Basis of presentation
Basis of presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The basis of these financial statements is comparable for all periods presented herein.

The consolidated financial statements include the accounts of all subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. All dollar amounts in the financial statements and tables in these notes, except per-share amounts, are stated in millions of U.S. dollars unless otherwise indicated. We have reclassified certain amounts in the prior periods’ financial statements to conform to the 2011 presentation. The preparation of financial statements requires the use of estimates from which final results may vary.

Revenue recognition
Revenue recognition
We recognize revenue from direct sales of our products to our customers, including shipping fees, when title passes to the customer, which usually occurs upon shipment or delivery, depending upon the terms of the sales order; when persuasive evidence of an arrangement exists; when sales amounts are fixed or determinable; and when collectability is reasonably assured. Revenue from sales of our products that are subject to inventory consignment agreements is recognized when the customer pulls product from consignment inventory that we store at designated locations. Estimates of product returns for quality reasons and of price allowances (based on historical experience, product shipment analysis and customer contractual arrangements) are recorded when revenue is recognized. Allowances include volume-based incentives and special pricing arrangements. In addition, we record allowances for accounts receivable that we estimate may not be collected.

We recognize revenue from direct sales of our products to our distributors, net of allowances, consistent with the principles discussed above. Title transfers to the distributors at delivery or when the products are pulled from consignment inventory, and payment is due on our standard commercial terms; payment terms are not contingent upon resale of the products. We also grant discounts to some distributors for prompt payments. We calculate credit allowances based on historical data, current economic conditions and contractual terms. For instance, we sell to distributors at standard published prices, but we may grant them price adjustment credits in response to individual competitive opportunities they may have. To estimate allowances, we use statistical percentages of revenue, determined quarterly, based upon recent historical adjustment trends.

We also provide distributors an allowance to scrap certain slow-moving or obsolete products in their inventory, estimated as a negotiated fixed percentage of each distributor’s purchases from us. In addition, if we publish a new price for a product that is lower than that paid by distributors for the same product still remaining in each distributor’s on-hand inventory, we may credit them for the difference between those prices. The allowance for this type of credit is based on the identified product price difference applied to our estimate of each distributor’s on-hand inventory of that product. We believe we can reasonably and reliably estimate allowances for credits to distributors in a timely manner.
We determine the amount and timing of royalty revenue based on our contractual agreements with intellectual property licensees. We recognize royalty revenue when earned under the terms of the agreements and when we consider realization of payment to be probable. Where royalties are based on a percentage of licensee sales of royalty-bearing products, we recognize royalty revenue by applying this percentage to our estimate of applicable licensee sales. We base this estimate on historical experience and an analysis of each licensee’s sales results. Where royalties are based on fixed payment amounts, we recognize royalty revenue ratably over the term of the royalty agreement. Where warranted, revenue from licensees may be recognized on a cash basis.

We include shipping and handling costs in COR.

Advertising costs	Advertising costs We expense advertising and other promotional costs as incurred.
Income taxes
Income taxes
We account for income taxes using an asset and liability approach. We record the amount of taxes payable or refundable for the current year and the deferred tax assets and liabilities for future tax consequences of events that have been recognized in the financial statements or tax returns. We record a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Other assessed taxes
Other assessed taxes
Some transactions require us to collect taxes such as sales, value-added and excise taxes from our customers. These transactions are presented in our statements of income on a net (excluded from revenue) basis.

Earnings per share
Earnings per share (EPS)
Unvested awards of share-based payments with rights to receive dividends or dividend equivalents, such as our restricted stock units (RSUs), are considered to be participating securities and the two-class method is used for purposes of calculating EPS. Under the two-class method, a portion of net income is allocated to these participating securities and, therefore, is excluded from the calculation of EPS allocated to common stock, as shown in the table below.

Investments
Investments
We present investments on our balance sheets as cash equivalents, short-term investments or long-term investments. Specific details are as follows:

Cash equivalents and short-term investments: We consider investments in debt securities with maturities of three months or less from the date of our investment to be cash equivalents. We consider investments in debt securities with maturities beyond three months from the date of our investment as being available for use in current operations and include these investments in short-term investments. The primary objectives of our cash equivalent and short-term investment activities are to preserve capital and maintain liquidity while generating appropriate returns.
Long-term investments: Long-term investments consist of mutual funds, auction-rate securities, venture capital funds and non-marketable equity securities.
Classification of investments: Depending on our reasons for holding the investment and our ownership percentage, we classify investments in securities as available for sale, trading, equity-method or cost-method investments, which are more fully described in Note 9. We determine cost or amortized cost, as appropriate, on a specific identification basis.

We classify our investments as available for sale, trading, equity method or cost method. Most of our investments are classified as available for sale.

    Available-for-sale and trading securities are stated at fair value, which is generally based on market prices, broker quotes or, when necessary, financial models (see fair-value discussion below). Unrealized gains and losses on available-for-sale securities are recorded as an increase or decrease, net of taxes, in AOCI on our Consolidated balance sheets. We record other-than-temporary losses (impairments) on available-for-sale securities in OI&E in our Consolidated statements of income.

We classify certain mutual funds as trading securities. These mutual funds hold a variety of debt and equity investments intended to generate returns that offset changes in certain deferred compensation liabilities. We record changes in the fair value of these mutual funds and the related deferred compensation liabilities in SG&A. Changes in the fair value of debt securities classified as trading securities are recorded in OI&E.

Our other investments are not measured at fair value but are accounted for using either the equity method or cost method. These investments consist of interests in venture capital funds and other non-marketable equity securities. Gains and losses from equity method investments are reflected in OI&E based on our ownership share of the investee’s financial results. Gains and losses on cost method investments are recorded in OI&E when realized or when an impairment of the investment’s value is warranted based on our assessment of the recoverability of each investment.

Inventories
Inventories
Inventories are stated at the lower of cost or estimated net realizable value. Cost is generally computed on a currently adjusted standard cost basis, which approximates cost on a first-in first-out basis. Standard cost is based on the normal utilization of installed factory capacity. Cost associated with underutilization of capacity is expensed as incurred. Inventory held at consignment locations is included in our finished goods inventory. Consigned inventory was $129 million and $130 million as of December 31, 2011 and 2010, respectively.

We review inventory quarterly for salability and obsolescence. A specific allowance is provided for inventory considered unlikely to be sold. Remaining inventory includes a salability and obsolescence allowance based on an analysis of historical disposal activity. We write off inventory in the period in which disposal occurs.

Property, plant and equipment; acquisition-related intangibles and other capitalized costs
Property, plant and equipment; acquisition-related intangibles and other capitalized costs
Property, plant and equipment are stated at cost and depreciated over their estimated useful lives using the straight-line method. Our cost basis includes certain assets acquired in business combinations that were initially recorded at fair value as of the date of acquisition. Leasehold improvements are amortized using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements. We amortize acquisition-related intangibles on a straight-line basis over the estimated economic life of the assets. Capitalized software licenses generally are amortized on a straight-line basis over the term of the license. Fully depreciated or amortized assets are written off against accumulated depreciation or amortization.

Impairments of long-lived assets
Impairments of long-lived assets
We regularly review whether facts or circumstances exist that indicate the carrying values of property, plant and equipment or other long-lived assets, including intangible assets, are impaired. We assess the recoverability of assets by comparing the projected undiscounted net cash flows associated with those assets to their respective carrying amounts. Any impairment charge is based on the excess of the carrying amount over the fair value of those assets. Fair value is determined by available market valuations, if applicable, or by discounted cash flows.

Goodwill and indefinite-lived intangibles
Goodwill and indefinite-lived intangibles
Goodwill is not amortized but is reviewed for impairment annually or more frequently if certain impairment indicators arise. We complete our annual goodwill impairment tests as of October 1 for our reporting units. The test compares the fair value for each reporting unit to its associated carrying value including goodwill. We have had no impairment of goodwill for 2011 or 2010.

Foreign currency
Foreign currency
The functional currency for our non-U.S. subsidiaries is the U.S. dollar. Accounts recorded in currencies other than the U.S. dollar are remeasured into the functional currency. Current assets (except inventories), deferred income taxes, other assets, current liabilities and long-term liabilities are remeasured at exchange rates in effect at the end of each reporting period. Property, plant and equipment with associated depreciation and inventories are remeasured at historic exchange rates. Revenue and expense accounts other than depreciation for each month are remeasured at the appropriate daily rate of exchange. Currency exchange gains and losses from remeasurement are credited or charged to OI&E.

Derivatives and hedging
Derivatives and hedging
In connection with the issuance of variable-rate long-term debt in May 2011, as more fully described in Note 13, we entered into an interest rate swap designated as a hedge of the variability of cash flows related to interest payments. Gains and losses from changes in the fair value of the interest rate swap are credited or charged to Accumulated other comprehensive income (loss), net of taxes (AOCI).

We also use derivative financial instruments to manage exposure to foreign exchange risk. These instruments are primarily forward foreign currency exchange contracts that are used as economic hedges to reduce the earnings impact exchange rate fluctuations may have on our non-U.S. dollar net balance sheet exposures or for specified non-U.S. dollar forecasted transactions. Gains and losses from changes in the fair value of these forward foreign currency exchange contracts are credited or charged to OI&E. We do not apply hedge accounting to our foreign currency derivative instruments.

We do not use derivatives for speculative or trading purposes.

Restructuring charges (Policies)	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring policy
Restructuring charges may consist of voluntary or involuntary severance-related charges, asset-related charges and other costs to exit activities. We recognize voluntary termination benefits when the employee accepts the offered benefit arrangement. We recognize involuntary severance-related charges depending on whether the termination benefits are provided under an ongoing benefit arrangement or under a one-time benefit arrangement. If the former, we recognize the charges once they are probable and the amounts are estimable. If the latter, we recognize the charges once the benefits have been communicated to employees.

Restructuring activities associated with assets would be recorded as an adjustment to the basis of the asset, not as a liability. When we commit to a plan to abandon a long-lived asset before the end of its previously estimated useful life, we accelerate the recognition of depreciation to reflect the use of the asset over its shortened useful life. When an asset is held to be sold, we write down the carrying value to its net realizable value and cease depreciation.

Stock-based compensation (Policies)	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
Share-based compensation policy
We determine expected volatility on all options granted after July 1, 2005, using available implied volatility rates. We believe that market-based measures of implied volatility are currently the best available indicators of the expected volatility used in these estimates.

We determine expected lives of options based on the historical option exercise experience of our optionees using a rolling ten-year average. We believe the historical experience method is the best estimate of future exercise patterns currently available.

Risk-free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the options.

Expected dividend yields are based on the approved annual dividend rate in effect and the current market price of our common stock at the time of grant. No assumption for a future dividend rate change is included unless there is an approved plan to change the dividend in the near term.

The fair value per share of RSUs that we grant is determined based on the closing price of our common stock on the date of grant.

Our employee stock purchase plan is a discount-purchase plan and consequently the Black-Scholes option-pricing model is not used to determine the fair value per share of these awards. The fair value per share under this plan equals the amount of the discount.
We issue awards of non-qualified stock options generally with graded vesting provisions (e.g., 25 percent per year for four years). We recognize the related compensation cost on a straight-line basis over the minimum service period required for vesting of the award. For awards to employees who are retirement eligible or nearing retirement eligibility, we recognize compensation cost on a straight-line basis over the longer of the service period required to be performed by the employee in order to earn the award, or a six-month period.

Our RSUs generally vest four years after the date of grant. We recognize the related compensation costs on a straight-line basis over the vesting period.

Valuation of debt and equity investments and certain liabilities (Policies)	12 Months Ended
Dec. 31, 2011
Valuation of debt and equity investments and certain liabilities [Abstract]
Investment policy
Investments
We present investments on our balance sheets as cash equivalents, short-term investments or long-term investments. Specific details are as follows:

Cash equivalents and short-term investments: We consider investments in debt securities with maturities of three months or less from the date of our investment to be cash equivalents. We consider investments in debt securities with maturities beyond three months from the date of our investment as being available for use in current operations and include these investments in short-term investments. The primary objectives of our cash equivalent and short-term investment activities are to preserve capital and maintain liquidity while generating appropriate returns.
Long-term investments: Long-term investments consist of mutual funds, auction-rate securities, venture capital funds and non-marketable equity securities.
Classification of investments: Depending on our reasons for holding the investment and our ownership percentage, we classify investments in securities as available for sale, trading, equity-method or cost-method investments, which are more fully described in Note 9. We determine cost or amortized cost, as appropriate, on a specific identification basis.

We classify our investments as available for sale, trading, equity method or cost method. Most of our investments are classified as available for sale.

    Available-for-sale and trading securities are stated at fair value, which is generally based on market prices, broker quotes or, when necessary, financial models (see fair-value discussion below). Unrealized gains and losses on available-for-sale securities are recorded as an increase or decrease, net of taxes, in AOCI on our Consolidated balance sheets. We record other-than-temporary losses (impairments) on available-for-sale securities in OI&E in our Consolidated statements of income.

We classify certain mutual funds as trading securities. These mutual funds hold a variety of debt and equity investments intended to generate returns that offset changes in certain deferred compensation liabilities. We record changes in the fair value of these mutual funds and the related deferred compensation liabilities in SG&A. Changes in the fair value of debt securities classified as trading securities are recorded in OI&E.

Our other investments are not measured at fair value but are accounted for using either the equity method or cost method. These investments consist of interests in venture capital funds and other non-marketable equity securities. Gains and losses from equity method investments are reflected in OI&E based on our ownership share of the investee’s financial results. Gains and losses on cost method investments are recorded in OI&E when realized or when an impairment of the investment’s value is warranted based on our assessment of the recoverability of each investment.

Fair value
Fair-value considerations
We measure and report certain financial assets and liabilities at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The three-level hierarchy discussed below indicates the extent and level of judgment used to estimate fair-value measurements.

Level 1 –	Uses unadjusted quoted prices that are available in active markets for identical assets or liabilities as of the reporting date.
Level 2 –
Uses inputs other than Level 1 that are either directly or indirectly observable as of the reporting date through correlation with market data, including quoted prices for similar assets and liabilities in active markets and quoted prices in markets that are not active. Level 2 also includes assets and liabilities that are valued using models or other pricing methodologies that do not require significant judgment since the input assumptions used in the models, such as interest rates and volatility factors, are corroborated by readily observable data. Our Level 2 assets consist of corporate obligations, some U.S. government agency securities and auction-rate securities that have been called for redemption. We utilize a third-party data service to provide Level 2 valuations, verifying these valuations for reasonableness relative to unadjusted quotes obtained from brokers or dealers based on observable prices for similar assets in active markets.

Level 3 –
Uses inputs that are unobservable, supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models that utilize management estimates of market participant assumptions.

Our auction-rate securities are primarily classified as Level 3 assets. Auction-rate securities are debt instruments with variable interest rates that historically would periodically reset through an auction process. These auctions have not functioned since 2008. There is no active secondary market for these securities, although limited observable transactions do occasionally occur. As a result, we use a discounted cash flow model to determine the estimated fair value of these investments as of each quarter end. The assumptions used in preparing the discounted cash flow model include estimates for the amount and timing of future interest and principal payments and the rate of return required by investors to own these securities in the current environment. In making these assumptions, we consider relevant factors including: the formula for each security that defines the interest rate paid to investors in the event of a failed auction; forward projections of the interest rate benchmarks specified in such formulas; the likely timing of principal repayments; the probability of full repayment considering the guarantees by the U.S. Department of Education of the underlying student loans and additional credit enhancements provided through other means; and, publicly available pricing data for student loan asset-backed securities that are not subject to auctions. Our estimate of the rate of return required by investors to own these securities also considers the reduced liquidity for auction-rate securities. To date, we have collected all interest on all of our auction-rate securities when due and expect to continue to do so in the future.

Commitments and contingencies (Policies)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Warranty costs and product liabilities policy
Indemnification guarantees
We routinely sell products with an intellectual property indemnification included in the terms of sale. Historically, we have had only minimal, infrequent losses associated with these indemnities. Consequently, we cannot reasonably estimate or accrue for any future liabilities that may result.

Warranty costs/product liabilities
We accrue for known product-related claims if a loss is probable and can be reasonably estimated. During the periods presented, there have been no material accruals or payments regarding product warranty or product liability. Historically, we have experienced a low rate of payments on product claims. Although we cannot predict the likelihood or amount of any future claims, we do not believe they will have a material adverse effect on our financial condition, results of operations or liquidity. Consistent with general industry practice, we enter into formal contracts with certain customers that include negotiated warranty remedies. Typically, under these agreements our warranty for semiconductor products includes: three years coverage; an obligation to repair, replace or refund; and a maximum payment obligation tied to the price paid for our products. In some cases, product claims may exceed the price of our products.

General
We are subject to various legal and administrative proceedings. Although it is not possible to predict the outcome of these matters, we believe that the results of these proceedings will not have a material adverse effect on our financial condition, results of operations or liquidity. From time to time, we also negotiate contingent consideration payment arrangements associated with certain acquisitions, which are recorded at fair value.

Description of business and significant accounting policies and practices (Tables)	12 Months Ended
Dec. 31, 2011
Description of business and significant accounting policies and practices [Abstract]
Computation and reconciliation of earnings per common share
Computation and reconciliation of earnings per common share are as follows (shares in millions):

	2011			2010			2009
	Net Income	Shares	EPS	Net Income	Shares	EPS	Net Income	Shares	EPS
Basic EPS:
Net income	$2,236			$3,228			$1,470
Less income allocated to RSUs	(35)			(44)			(14)
Income allocated to common stock for basic EPS calculation	$2,201	1,151	$1.91	$3,184	1,199	$2.66	$1,456	1,260	$1.16

Adjustment for dilutive shares:
Stock-based compensation plans		20			14			9

Diluted EPS:
Net income	$2,236			$3,228			$1,470
Less income allocated to RSUs	(34)			(44)			(14)
Income allocated to common stock for diluted EPS calculation	$2,202	1,171	$1.88	$3,184	1,213	$2.62	$1,456	1,269	$1.15

National Semiconductor acquisition (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Fair value of consideration transferred
The acquisition-date fair value of the consideration transferred is as follows:

Cash payments	$6,535
Fair value of vested share-based awards assumed by TI	22
Total consideration transferred to National shareholders	$6,557

Fair value estimates of assets acquired and liabilities assumed
The final allocation of fair value by major class of the assets acquired and liabilities assumed as of the acquisition date is as follows:

At September 23, 2011
Cash and cash equivalents	$1,145
Current assets	451
Inventory	225
Property, plant and equipment	865
Other assets	138
Acquired intangible assets (see details below)	2,956
Goodwill	3,528
Assumed current liabilities	(191)
Assumed long-term debt	(1,105)
Deferred taxes and other assumed non-current liabilities	(1,455)
Total consideration transferred	$6,557

Identifiable intangible assets acquired and their estimated useful lives
Identifiable intangible assets acquired and their estimated useful lives as of the acquisition date are as follows:

	Asset Amount	Weighted Average Useful Life (Years)
Developed technology	$2,025	10
Customer relationships	810	8
Other	16	3
Identified intangible assets subject to amortization	2,851
In-process R&D	105	(a)
Total identified intangible assets	$2,956
(a) In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it will be expensed.

Pro forma summaries
These pro forma summaries are presented for informational purposes only and are not necessarily indicative of what the actual results of operations would have been had the acquisition taken place as of that date, nor are they indicative of future consolidated results of operations.

	For Years Ended December 31,
	2011	2010
	(unaudited)
Revenue	$14,805	$15,529
Net income	2,438	3,218
Earnings per common share – diluted	2.05	2.61

Acquisition-related charges
These total acquisition-related charges are as follows:

For Year Ended December 31, 2011
Inventory related	$96
Property, plant and equipment related	15
As recorded in COR	111
Amortization of intangible assets	87
Severance and other benefits:
Change of control	41
Announced employment reductions	29
Stock-based compensation	50
Transaction costs	48
Retention bonuses	46
Other	14
As recorded in Acquisition charges/divestiture (gain)	315
Total acquisition-related charges	$426

Restructuring charges (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Changes in accrued restructuring balances

The table below reflects the changes in accrued restructuring balances associated with these actions:

	2011 Actions		Previous Actions
	Severance and Benefits	Other Charges	Severance and Benefits	Other Charges	Total
Accrual at December 31, 2009	$—	$—	$84	$10	$94
Restructuring charges	—	—	33	—	33
Non-cash items (a)	—	—	(33)	—	(33)
Payments	—	—	(62)	(2)	(64)
Remaining accrual at December 31, 2010	—	—	22	8	30

Restructuring charges	107	5	—	—	112
Non-cash items (a)	(11)	(5)	—	—	(16)
Payments	—	—	(9)	(1)	(10)
Remaining accrual at December 31, 2011	$96	$—	$13	$7	$116

(a) Reflects charges for stock-based compensation, postretirement benefit plan settlement, curtailment, special termination benefits and accelerated depreciation.

Restructuring charges recognized by segment	Restructuring charges recognized by segment from the actions described above are as follows:

	2011	2010	2009
Analog	$—	$13	$84
Embedded Processing	—	6	43
Wireless	—	10	62
Other	112	4	23
Total	$112	$33	$212

Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
Stock option, restricted stock unit and employee stock purchase plan transactions
Shares available for future grant and reserved for issuance are summarized below:

	As of December 31, 2011
Shares	Long-term Incentive and Director Compensation Plans	Employee Stock Purchase Plan	Total
Reserved for issuance (a)	224,383,737	27,967,317	252,351,054
Shares to be issued upon exercise of outstanding options and RSUs	(136,755,907)	(580,095)	(137,336,002)
Available for future grants	87,627,830	27,387,222	115,015,052
Total stock-based compensation expense recognized was as follows:

	2011	2010	2009
Stock-based compensation expense recognized in:
Cost of revenue (COR)	$40	$36	$35
Research and development (R&D)	58	53	54
Selling, general and administrative (SG&A)	121	101	97
Acquisition charges	50	—	—
Total	$269	$190	$186
Employee stock purchase plan transactions during 2011 were as follows:

	Employee Stock Purchase Plan (Shares)	Exercise Price
Outstanding grants, December 31, 2010	487,871	$27.83
Granted	2,200,718	26.04
Exercised	(2,108,494)	26.66
Outstanding grants, December 31, 2011	580,095	$25.29
Summarized information as of December 31, 2011, about outstanding stock options that are vested and expected to vest, as well as stock options that are currently exercisable, is as follows:

	Outstanding Stock Options (Fully Vested and Expected to Vest) (a)	Options Exercisable
Number of outstanding (shares)	112,230,358	82,234,319
Weighted average remaining contractual life (in years)	4.5	3.2
Weighted average exercise price per share	$26.03	$25.97
Intrinsic value (millions of dollars)	$539	$370
(a) Includes effects of expected forfeitures of approximately 1 million shares. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $543 million.
We estimate the fair values for non-qualified stock options under long-term incentive and director compensation plans using the Black-Scholes option-pricing model with the following weighted average assumptions (these assumptions exclude options assumed in connection with the National acquisition):

	2011	2010	2009
Weighted average grant date fair value, per share	$10.37	$6.61	$5.43
Weighted average assumptions used:
Expected volatility	30%	32%	48%
Expected lives (in years)	6.9	6.4	5.9
Risk-free interest rates	2.61%	2.83%	2.63%
Expected dividend yields	1.51%	2.08%	2.94%
Stock option and RSU transactions under our long-term incentive and director compensation plans during 2011, including stock options and RSUs assumed in connection with the National acquisition, were as follows:

	Stock Options		RSUs
	Shares	Weighted Average Exercise Price per Share	Shares	Weighted Average Grant-Date Fair Value per Share
Outstanding grants, December 31, 2010	150,135,013	$27.70	18,567,365	$23.06
Granted	10,310,816	34.55	5,879,409	33.20
Assumed in National acquisition	1,316,283	15.75	4,884,774	27.22
Vested RSUs	—	—	(5,359,066)	28.96
Expired and forfeited	(22,906,524)	42.59	(613,636)	24.43
Exercised	(25,582,194)	24.91	—	—
Outstanding grants, December 31, 2011	113,273,394	$25.79	23,358,846	$25.09

Schedule of share-based compensation, Shares outstanding under stock option plans, by exercise price range
Summarized information about stock options outstanding at December 31, 2011, including options assumed in connection with the National acquisition, is as follows:

	Stock Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding (Shares)	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price per Share	Number Exercisable (Shares)	Weighted Average Exercise Price per Share
$.26 to 10.00	13,813	1.1	$6.64	13,813	$6.64
10.01 to 20.00	26,219,258	3.8	15.66	18,859,398	15.91
20.01 to 30.00	44,961,810	5.1	24.98	31,390,099	25.38
30.01 to 38.40	42,078,513	4.3	32.99	31,971,009	32.49
$.26 to 38.40	113,273,394	4.5	$25.79	82,234,319	$25.97

Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income before income taxes

Income before income taxes	U.S.	Non-U.S.	Total
2011	$1,791	$1,164	$2,955
2010	3,769	782	4,551
2009	1,375	642	2,017

Provision (benefit) for income taxes

Provision (benefit) for income taxes	U.S. Federal	Non-U.S.	U.S. State	Total
2011:
Current	$692	$138	$8	$838
Deferred	(154)	24	11	(119)
Total	$538	$162	$19	$719

2010:
Current	$1,401	$92	$18	$1,511
Deferred	(188)	(2)	2	(188)
Total	$1,213	$90	$20	$1,323

2009:
Current	$318	$79	$4	$401
Deferred	124	23	(1)	146
Total	$442	$102	$3	$547

Principal reconciling items from income tax computed at statutory federal rate
Principal reconciling items from income tax computed at the statutory federal rate follow:

	2011	2010	2009
Computed tax at statutory rate	$1,034	$1,593	$706
Non-U.S. effective tax rates	(245)	(184)	(123)
U.S. R&D tax credit	(58)	(54)	(28)
U.S. tax benefit for manufacturing	(31)	(63)	(21)
Other	19	31	13
Total provision for income taxes	$719	$1,323	$547

Primary components of deferred income tax assets and liabilities
The primary components of deferred income tax assets and liabilities were as follows:

	December 31,
	2011	2010
Deferred income tax assets:
Inventories and related reserves	$913	$525
Postretirement benefit costs recognized in AOCI	431	404
Deferred loss and tax credit carryforwards	400	220
Stock-based compensation	357	357
Accrued expenses	323	251
Other	217	208
	2,641	1,965
Less valuation allowance	(178)	(3)
	2,463	1,962
Deferred income tax liabilities:
Acquisition-related intangibles and fair-value adjustments	(1,096)	(21)
Accrued retirement costs (defined benefit and retiree health care)	(180)	(190)
Property, plant and equipment	(147)	(83)
International earnings	(92)	(26)
Other	(60)	(31)
	(1,575)	(351)
Net deferred income tax asset	$888	$1,611

Summary of income tax contingencies
The changes in the total amounts of uncertain tax positions are summarized as follows:

	2011	2010	2009
Balance, January 1	$103	$56	$148
Additions based on tax positions related to the current year	15	12	10
Additions from the acquisition of National	132	—	—
Additions for tax positions of prior years	3	50	6
Reductions for tax positions of prior years	(39)	(12)	(18)
Settlements with tax authorities	(4)	(3)	(90)
Balance, December 31	$210	$103	$56
Interest income (expense) recognized in the year ended December 31	$1	$(2)	$—
Accrued interest payable (receivable) as of December 31	$3	$(5)	$(9)

Financial instruments and risk concentration (Tables)	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Allowance for losses based on the expected collectability of accounts receivable
Details of these allowances are as follows:

Accounts receivable allowances	Balance at Beginning of Year	Additions Charged (Credited) to Operating Results	Recoveries and Write-offs, Net	Balance at End of Year
2011	$18	$1	$—	$19
2010	23	(4)	(1)	18
2009	30	1	(8)	23

Valuation of debt and equity investments and certain liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Valuation of debt and equity investments and certain liabilities [Abstract]
Investments and unrealized gains and losses
Details of our investments and related unrealized gains and losses included in AOCI are as follows:

	December 31, 2011			December 31, 2010
	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
Measured at fair value:
Available-for-sale securities
Money market funds	$55	$—	$—	$167	$—	$—
Corporate obligations	135	159	—	44	649	—
U.S. Government agency and Treasury securities	430	1,691	—	855	1,081	—
Auction-rate securities	—	—	41	—	23	257

Trading securities
Auction-rate securities	—	93	—	—	—	—
Mutual funds	—	—	169	—	—	139
Total	620	1,943	210	1,066	1,753	396

Other measurement basis:
Equity-method investments	—	—	32	—	—	36
Cost-method investments	—	—	23	—	—	21
Cash on hand	372	—	—	253	—	—
Total	$992	$1,943	$265	$1,319	$1,753	$453

Amounts included in AOCI from available-for-sale securities:
Unrealized gains (pre-tax)	$—	$—	$—	$—	$1	$—
Unrealized losses (pre-tax)	$—	$—	$5	$—	$1	$22

Aggregate maturities of investments in debt securities classified as available-for-sale
The following table presents the aggregate maturities of investments in debt securities classified as available for sale at
December 31, 2011:

Due	Fair Value
One year or less	$1,902
One to three years	568
Greater than three years (auction-rate securities)	41

Assets and liabilities accounted for at fair value
The following are our assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010. These tables do not include cash on hand, assets held by our postretirement plans, or assets and liabilities that are measured at historical cost or any basis other than fair value.

	Fair Value December 31, 2011	Level 1	Level 2	Level 3
Assets
Money market funds	$55	$55	$—	$—
Corporate obligations	294	—	294	—
U.S. Government agency and Treasury securities	2,121	606	1,515	—
Auction-rate securities	134	—	—	134
Mutual funds	169	169	—	—
Total assets	$2,773	$830	$1,809	$134

Liabilities
Deferred compensation	$191	$191	$—	$—
Total liabilities	$191	$191	$—	$—

	Fair Value December 31, 2010	Level 1	Level 2	Level 3
Assets
Money market funds	$167	$167	$—	$—
Corporate obligations	693	—	693	—
U.S. Government agency and Treasury securities	1,936	1,120	816	—
Auction-rate securities	280	—	23	257
Mutual funds	139	139	—	—
Total assets	$3,215	$1,426	$1,532	$257

Liabilities
Contingent consideration	$8	$—	$—	$8
Deferred compensation	159	159	—	—
Total liabilities	$167	$159	$—	$8

Reconciliation of change in fair value for level 3 assets
The following table summarizes the change in the fair values for Level 3 assets and liabilities for the years ended December 31, 2011 and 2010. The transfer of auction-rate securities into Level 2 was the result of these securities being called for redemption and all were subsequently redeemed.

	Level 3
	Auction-rate Securities	Contingent Consideration
Balance, December 31, 2009	$458	$18
Change in fair value of contingent consideration – included in operating profit	—	(10)
Change in unrealized loss – included in AOCI	10	—
Redemptions and sales	(188)	—
Transfers into Level 2	(23)	—
Balance, December 31, 2010	257	8

Change in fair value of contingent consideration – included in operating profit	—	(8)
Change in unrealized loss – included in AOCI	(1)	—
Redemptions and sales	(122)	—
Balance, December 31, 2011	$134	$—

Goodwill and acquisition-related intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill
The following table summarizes the changes in goodwill by segment for the years ended December 31, 2011 and 2010:

	Analog	Embedded Processing	Wireless	Other	Total
Goodwill, December 31, 2009	$638	$172	$82	$34	$926
Adjustments	(8)	—	8	(2)	(2)
Goodwill, December 31, 2010	630	172	90	32	924

Additions from acquisitions	3,528	—	—	—	3,528
Goodwill, December 31, 2011	$4,158	$172	$90	$32	$4,452

Schedule of acquisition-related intangible assets
The following table shows the components of acquisition-related intangible assets as of December 31, 2011 and 2010:

		December 31, 2011			December 31, 2010
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Acquisition-related intangibles:
Developed technology	4 - 10	$2,089	$91	$1,998	$155	$100	$55
Customer relationships	5 - 8	822	34	788	26	18	8
Other intangibles	2 - 10	50	29	21	34	21	13
In-process R&D	(a)	93	—	93	—	—	—
Total		$3,054	$154	$2,900	$215	$139	$76
(a) In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it will be expensed.

Estimated amortization of acquisition-related finite lived intangibles for future years	The following table sets forth the estimated amortization of acquisition-related intangibles for the years ended December 31:

2012	$342
2013	335
2014	321
2015	319
2016	318
Thereafter	1,265

Postretirement benefit plans (Tables)	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Schedule of defined benefit plans disclosures
Assumptions and investment policies

	Defined Benefit		U.S. Retiree Health Care
	2011	2010	2011	2010
Weighted average assumptions used to determine benefit obligations:
U.S. discount rate	4.92%	5.58%	4.89%	5.48%
Non-U.S. discount rate	2.89%	2.79%

U.S. average long-term pay progression	3.50%	3.40%
Non-U.S. average long-term pay progression	3.18%	3.24%

Weighted average assumptions used to determine net periodic benefit cost:
U.S. discount rate	5.58%	5.61%	5.48%	5.54%
Non-U.S. discount rate	2.79%	3.23%

U.S. long-term rate of return on plan assets	6.25%	6.50%	5.50%	6.00%
Non-U.S. long-term rate of return on plan assets	4.17%	4.23%

U.S. average long-term pay progression	3.40%	3.00%
Non-U.S. average long-term pay progression	3.24%	3.06%

Weighted average asset allocations at December 31, are as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
Asset category	2011	2010	2011	2010	2011	2010
Equity securities	35%	35%	48%	49%	32%	49%
Fixed income securities	63%	60%	41%	41%	66%	50%
Cash equivalents	2%	5%	11%	10%	2%	1%

None
Changes in the benefit obligations and plan assets for the defined benefit and retiree health care benefit plans were as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
	2011	2010	2011	2010	2011	2010
Change in plan benefit obligation:
Benefit obligation at beginning of year	$880	$860	$473	$472	$2,217	$1,945
Service cost	22	20	4	4	41	37
Interest cost	46	45	25	26	69	62
Participant contributions	—	—	18	17	1	3
Benefits paid	(52)	(6)	(43)	(45)	(72)	(70)
Medicare subsidy	—	—	4	3	—	—
Actuarial (gain) loss	61	92	19	(4)	91	132
Settlements	—	(131)	—	—	(1)	—
Curtailments	(2)	—	4	—	(3)	—
Assumed with National acquisition	—	—	—	—	301	—
Special termination benefits	4	—	—	—	—	—
Plan amendments	—	—	17	—	—	(1)
Effects of exchange rate changes	—	—	—	—	104	109
Benefit obligation at end of year (BO)	$959	$880	$521	$473	$2,748	$2,217

Change in plan assets:
Fair value of plan assets at beginning of year	$833	$859	$404	$374	$1,835	$1,672
Actual return on plan assets	106	76	6	25	53	95
Employer contributions (funding of qualified plans)	25	30	46	33	72	53
Employer contributions (payments for non-qualified plans)	2	5	—	—	—	—
Participant contributions	—	—	18	17	1	3
Assumed with National acquisition	—	—	—	—	235	—
Benefits paid	(52)	(6)	(43)	(45)	(72)	(70)
Settlements	—	(131)	—	—	(1)	—
Effects of exchange rate changes	—	—	—	—	88	82
Fair value of plan assets at end of year (FVPA)	$914	$833	$431	$404	$2,211	$1,835
Funded status (FVPA – BO) at end of year	$(45)	$(47)	$(90)	$(69)	$(537)	$(382)

Expense related to defined benefit and retiree health care benefit plans was as follows:

	U.S. Defined Benefit			U.S. Retiree Health Care			Non-U.S. Defined Benefit
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Service cost	$22	$20	$20	$4	$4	$4	$41	$37	$40
Interest cost	46	45	49	25	26	26	69	62	62
Expected return on plan assets	(45)	(49)	(49)	(21)	(23)	(28)	(83)	(73)	(69)
Amortization of prior service cost (credit)	1	1	1	2	2	2	(4)	(3)	(3)
Recognized net actuarial loss	23	22	18	13	12	8	40	30	34
Net periodic benefit cost	47	39	39	23	21	12	63	53	64

Settlement charges (a)	—	37	13	—	—	—	—	—	15
Curtailment charges (credits)	—	—	—	5	—	2	2	—	(9)
Special termination benefit charges	4	—	6	—	—	—	—	—	3
Total, including charges	$51	$76	$58	$28	$21	$14	$65	$53	$73
(a) Includes restructuring and non-restructuring related settlement charges.
The following table summarizes the change in the fair values for Level 3 plan assets for the years ending December 31, 2011 and 2010:

	Level 3 Plan Assets
	U.S. Defined Benefit	Non-U.S. Defined Benefit
Balance, December 31, 2009	$34	$49
Redemptions	—	(4)
Unrealized gain	—	6
Balance, December 31, 2010	34	51
Redemptions	—	(51)
Unrealized gain	1	—
Assumed with National acquisition	—	18
Balance, December 31, 2011	$35	$18

Amounts recognized on the balance sheet as of December 31, 2010, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$1	$—	$30	$31
Accrued expenses and other liabilities	(3)	—	(7)	(10)
Underfunded retirement plans	(45)	(69)	(405)	(519)
Funded status (FVPA – BO) at end of year	$(47)	$(69)	$(382)	$(498)

The tables below set forth the fair value of our plan assets as of December 31, 2011 and 2010, using the same three-level hierarchy of fair-value inputs described in Note 9.

	Fair Value at December 31, 2011	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market funds	$23	$—	$23	$—
U.S. Government agency and Treasury securities	266	244	22	—
U.S. bond funds	309	—	309	—
U.S. equity funds and option collars	229	—	229	—
International equity funds	52	—	52	—
Limited partnerships	35	—	—	35
Total	$914	$244	$635	$35

Assets of U.S. retiree health care plan
Money market funds	$50	$—	$50	$—
U.S. bond funds	175	175	—	—
U.S. equity funds and option collars	159	40	119	—
International equity funds	47	—	47	—
Total	$431	$215	$216	$—

Assets of non-U.S. defined benefit plans
Money market funds	$50	$41	$9	$—
Local market bond funds	1,129	209	920	—
International/global bond funds	335	3	332	—
Local market equity funds	133	13	120	—
International/global equity funds	521	136	385	—
Other investments	43	—	25	18
Total	$2,211	$402	$1,791	$18

	Fair Value at December 31, 2010	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market funds	$43	$—	$43	$—
U.S. Government agency and Treasury securities	220	196	24	—
U.S. bond funds	281	—	281	—
U.S. equity funds and option collars	195	—	195	—
International equity funds	60	—	60	—
Limited partnerships	34	—	—	34
Total	$833	$196	$603	$34

Assets of U.S. retiree health care plan
Money market funds	$41	$—	$41	$—
U.S. bond funds	165	165	—	—
U.S. equity funds and option collars	144	41	103	—
International equity funds	54	—	54	—
Total	$404	$206	$198	$—

Assets of non-U.S. defined benefit plans
Money market funds	$19	$—	$19	$—
Local market bond funds	669	—	669	—
International/global bond funds	211	—	211	—
Local market equity funds	300	42	258	—
International/global equity funds	555	—	555	—
Other investments	81	—	30	51
Total	$1,835	$42	$1,742	$51

Amounts recognized on the balance sheet as of December 31, 2011, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$11	$—	$29	$40
Accrued expenses and other liabilities	(2)	—	(9)	(11)
Underfunded retirement plans	(54)	(90)	(557)	(701)
Funded status (FVPA – BO) at end of year	$(45)	$(90)	$(537)	$(672)

Assumed health care cost trend rates for the U.S. retiree health care plan at December 31 are as follows:

	2011	2010
Assumed health care cost trend rate for next year	9.0%	9.0%
Ultimate trend rate	5.0%	5.0%
Year in which ultimate trend rate is reached	2017	2016

The table below shows target allocation ranges for the plans that hold a substantial majority of the defined benefit assets.

Asset category	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit
Equity securities	35%	50%	25% - 60%
Fixed income securities and cash equivalents	65%	50%	40% - 75%

The following table shows the benefits we expect to pay to participants from the plans in the next ten years. Almost all of the payments will be made from plan assets and not from company assets.

	U.S. Defined Benefit	U.S. Retiree Health Care	Medicare Subsidy	Non-U.S. Defined Benefit
2012	$160	$35	$(4)	$77
2013	92	37	(4)	80
2014	91	39	(4)	82
2015	94	41	(2)	89
2016	95	43	(2)	92
2017–2021	451	213	(10)	525

The amounts recorded in AOCI for the years ended December 31, 2011 and 2010, are detailed below by plan type:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit		Total
	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost
AOCI balance, December 31, 2010 (net of tax)	$157	$1	$126	$6	$421	$(23)	$704	$(16)
Changes in AOCI by category in 2011
Annual adjustments	(3)	—	34	17	158	(3)	189	14
Reclassification of recognized transactions	(23)	(1)	(12)	(4)	(40)	3	(75)	(2)
Less tax expense (benefit)	9	—	(8)	(5)	(39)	—	(38)	(5)
Total change to AOCI in 2011	(17)	(1)	14	8	79	—	76	7
AOCI balance, December 31, 2011 (net of tax)	$140	$—	$140	$14	$500	$(23)	$780	$(9)

Debt and lines of credit (Tables)	12 Months Ended
Dec. 31, 2011
Long-term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments
The following table summarizes the total long-term debt outstanding as of December 31, 2011:

Notes due 2012 at 6.15% (assumed with National acquisition)	$375
Floating-rate notes due 2013 (swapped to a 0.922% fixed rate)	1,000
Notes due 2013 at 0.875%	500
Notes due 2014 at 1.375%	1,000
Notes due 2015 at 3.95% (assumed with National acquisition)	250
Notes due 2016 at 2.375%	1,000
Notes due 2017 at 6.60% (assumed with National acquisition)	375
4,500
Add net unamortized premium (assumed with National acquisition)	93
Less current portion of long-term debt	(382)
Total long-term debt	$4,211

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Minimum Payments Under Non Cancellable Operating Leases Capitalized Software Licenses And Purchase Commitments Disclosure Text Block
Some of our purchase commitments entered in the ordinary course of business provide for minimum payments. At December 31, 2011, we had committed to make the following minimum payments under our non-cancellable operating leases, capitalized software licenses and purchase commitments:

	Operating Leases	Capitalized Software Licenses	Purchase Commitments
2012	$102	$73	$215
2013	77	35	97
2014	55	31	20
2015	48	12	4
2016	36	—	2
Thereafter	118	—	10

Supplemental financial information (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Other income (expense) net

Other income (expense) net	2011	2010	2009
Interest income	$11	$13	$24
Other (a)	(6)	24	2
Total	$5	$37	$26
(a) Includes lease income of approximately $20 million per year, primarily from the purchaser of a former business. As of December 31, 2011, the aggregate amount of non-cancellable future lease payments to be received from these leases is $84 million. These leases contain renewal options. Other also includes miscellaneous non-operational items such as: interest income and expense related to non-investment items such as taxes; gains and losses from our equity method investments; realized gains and losses associated with former equity investments; gains and losses related to former businesses; gains and losses from currency exchange rate changes; and gains and losses from our derivative financial instruments, primarily forward foreign currency exchange contracts. 2011 also includes an expense associated with a settlement related to a divested business.

Property, plant and equipment at cost

	Depreciable Lives	December 31,
Property, plant and equipment at cost	(Years)	2011	2010
Land	—	$188	$92
Buildings and improvements	5-40	2,998	2,815
Machinery and equipment	3-10	3,947	4,000
Total		$7,133	$6,907

Accrued expenses and other liabilities
Authorizations for property, plant and equipment expenditures in future years were $249 million at December 31, 2011.

	December 31,
Accrued expenses and other liabilities	2011	2010
Customer incentive programs and allowances	$190	$118
Severance and related expenses	140	19
Property and other non-income taxes	98	108
Other	367	377
Total	$795	$622

Accumulated other comprehensive income (loss), net of taxes

	December 31,
Accumulated other comprehensive income (loss), net of taxes	2011	2010
Unrealized losses on available-for-sale investments	$(3)	$(13)
Postretirement benefit plans:
Net actuarial loss	(780)	(704)
Net prior service credit	9	16
Cash flow hedge derivative	(2)	—
Total	$(776)	$(701)

Segment and geographic area data (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Segment information

	Analog	Embedded Processing	Wireless	Other	Total
Revenue
2011	$6,375	$2,110	$2,518	$2,732	$13,735
2010	5,979	2,073	2,978	2,936	13,966
2009	4,202	1,471	2,626	2,128	10,427
Operating profit
2011	$1,693	$368	$412	$519	$2,992
2010	1,876	491	683	1,464	4,514
2009	770	194	315	712	1,991

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
Geographic area information
The following geographic area data include revenue, based on product shipment destination and royalty payor location, and property, plant and equipment, based on physical location:

	U.S.	Asia	Europe	Japan	Rest of World	Total
Revenue
2011	$1,468	$8,619	$1,822	$1,462	$364	$13,735
2010	1,539	8,903	1,760	1,366	398	13,966
2009	1,140	6,575	1,408	976	328	10,427

Schedule Of Geographic Information Long Lived Assets Text Block

Property, plant and equipment, net
2011	$2,159	$1,739	$276	$228	$26	$4,428
2010	1,694	1,575	139	249	23	3,680
2009	1,727	1,013	161	244	13	3,158

Description of business and significant accounting policies and practices (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Reportable_Segments	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Line Items]
Number of reportable segments	3
Advertising expense	$ 43	$ 44	$ 42
Consigned inventory	129	130
Maximum length to maturity of a security, from the investment date, where it is classified as cash and cash equivalent (in months)	3 months
Minimum length to maturity of a security, from the investment date, where it is classified as a short-term investment (in months)	3 months
Net income	2,236	3,228	1,470
Basic EPS:
Income allocated to common stock for basic EPS calculation	2,201	3,184	1,456
Weighted average number of shares outstanding, basic (in shares)	1,151	1,199	1,260
Basic EPS (in dollars per share)	$ 1.91	$ 2.66	$ 1.16
Adjustment for dilutive shares:
Stock-based compensation plans (in shares)	20	14	9
Diluted EPS:
Income allocated to common stock for diluted EPS calculation	2,202	3,184	1,456
Weighted average number of shares outstanding, diluted (in shares)	1,171	1,213	1,269
Diluted EPS (in dollars per share)	$ 1.88	$ 2.62	$ 1.15
Anti-dilutive shares, stock-based compensation (in shares)	41	88	135
Basic EPS [Member] | Less income allocated to RSUs [Member]
Accounting Policies [Line Items]
Net income	(35)	(44)	(14)
Diluted EPS [Member] | Less income allocated to RSUs [Member]
Accounting Policies [Line Items]
Net income	$ (34)	$ (44)	$ (14)

National Semiconductor acquisition (Purchase price allocation) (Details) (USD $)	12 Months Ended					3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 23, 2011	Aug. 31, 2010	Dec. 31, 2011 National [Member]	Dec. 31, 2011 National [Member]	Dec. 31, 2011 National [Member]	Sep. 23, 2011 National [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Cash payments									$ 6,535,000,000
Fair value of vested share-based awards assumed by TI									22,000,000
Total consideration transferred to National shareholders					130,000,000				6,557,000,000
Business Acquisition, Purchase Price Allocation [Abstract]
Cash and cash equivalents									1,145,000,000
Current assets									451,000,000
Inventory									225,000,000
Property, plant and equipment									865,000,000
Other assets									138,000,000
Acquired intangible assets	2,960,000,000	0				2,956,000,000	2,956,000,000	2,956,000,000	2,956,000,000
Goodwill									3,528,000,000
Assumed current liabilities									(191,000,000)
Assumed long-term debt									(1,105,000,000)
Deferred taxes and other assumed non-current liabilities									(1,455,000,000)
Total consideration transferred				6,557,000,000
Amount of revenue of acquiree included in consolidated statement of income since acquisition							312,000,000
The amount of time restructuring charges and retention bonuses incurred after acquisition will not be reflected in the pro forma summaries, minimum (in months)								12 months
Total cash flow impact, business acquisition	5,425,000,000	199,000,000	155,000,000
Amount of goodwill deductible for tax purposes						0	0	0
Goodwill, allocation adjustment								1,000,000
Amortization of debt discount in excess of fair value							9,000,000
Principal amount of debt assumed from acquisition									1,000,000,000
Property, plant, and equipment, fair value write-up						436,000,000	436,000,000	436,000,000
Property, plant, and equipment, depreciation rate per quarter from fair value write-up						$ 15,000,000

National Semiconductor acquisition (Acquired finite-lived intangible assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 In-process R&D [Member]		Dec. 31, 2010 In-process R&D [Member]		Dec. 31, 2011 National [Member]	Sep. 23, 2011 National [Member]	Dec. 31, 2011 National [Member] Developed technology [Member] years	Dec. 31, 2011 National [Member] Customer relationships [Member] years	Dec. 31, 2011 National [Member] Other [Member] years	Dec. 31, 2011 National [Member] In-process R&D [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Identified intangible assets subject to amortization, Asset Amount							$ 2,851		$ 2,025	$ 810	$ 16
Acquired intangible assets	2,960	0	93	[1]	0	[1]	2,956	2,956				105	[1]
Total identified intangible assets	$ 2,960	$ 0	$ 93	[1]	$ 0	[1]	$ 2,956	$ 2,956				$ 105	[1]
Identified intangible assets subject to amortization, Weighted Average Useful Life (Years)									10	8	3

[1]	In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it will be expensed.

National Semiconductor acquisition (Pro forma) (Details) (National [Member], USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
National [Member]
Business Acquisition [Line Items]
Revenue	$ 14,805	$ 15,529
Net income	$ 2,438	$ 3,218
Earnings per common share – diluted	$ 2.05	$ 2.61

National Semiconductor acquisition (Acquisition cost) (Details) (National [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 positions
Business Acquisition [Line Items]
Acquisition-related costs	$ 426
Expected number of jobs to be eliminated	350
Additional restructuring and related charges	20
Minimum [Member]
Business Acquisition [Line Items]
Identified intangible assets subject to amortization, Weighted Average Useful Life (Years)	2
Maximum [Member]
Business Acquisition [Line Items]
Identified intangible assets subject to amortization, Weighted Average Useful Life (Years)	10
Inventory related [Member]
Business Acquisition [Line Items]
Acquisition-related costs	96
Property, plant and equipment related [Member]
Business Acquisition [Line Items]
Acquisition-related costs	15
As recorded in COR [Member]
Business Acquisition [Line Items]
Acquisition-related costs	111
Amortization of intangible assets [Member]
Business Acquisition [Line Items]
Acquisition-related costs	87
Severance and other benefits [Member]
Business Acquisition [Line Items]
Acquisition-related costs	70
Business acquisition, Cost recognized related to severance and other benefits costs	14
Business acquisition, Cost recognized related to severance and other benefits costs, Cost to be paid in next fiscal year	56
Change of control [Member]
Business Acquisition [Line Items]
Acquisition-related costs	41
Announced employment reductions [Member]
Business Acquisition [Line Items]
Acquisition-related costs	29
Stock-based compensation [Member]
Business Acquisition [Line Items]
Acquisition-related costs	50
Transaction costs [Member]
Business Acquisition [Line Items]
Acquisition-related costs	48
Retention bonuses [Member]
Business Acquisition [Line Items]
Acquisition-related costs	46
Other [Member]
Business Acquisition [Line Items]
Acquisition-related costs	14
As recorded in Acquisition charges/divestiture (gain) [Member]
Business Acquisition [Line Items]
Acquisition-related costs	$ 315

Losses associated with the earthquake in Japan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 facilities	Dec. 31, 2010	Dec. 31, 2009
Semiconductor wafer fab facilities owned in Japan (in number of facilities)	3
Operating income (loss)	$ 2,992	$ 4,514	$ 1,991
Revenue	13,735	13,966	10,427
Earthquake in Japan, March 11, 2011 [Member]
Semiconductor wafer fab facilities owned in Japan (in number of facilities)	2
Operating income (loss)	(101)
Insurance settlement, property damage claims [Member] | Earthquake in Japan, March 11, 2011 [Member]
Operating income (loss)	23
Insurance settlement, business interruption claims [Member] | Earthquake in Japan, March 11, 2011 [Member]
Revenue	$ 38

Restructuring charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended								3 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2009 Previous Actions [Member] Jobs	Dec. 31, 2011 Previous Actions [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2010 Previous Actions [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2011 Previous Actions [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2010 Previous Actions [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2011 Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] facilities Employees	Dec. 31, 2011 Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] facilities Employees	Dec. 31, 2011 Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2010 Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2011 Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2010 Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2011 Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] Accelerated depreciation of facility assets [Member]	Dec. 31, 2011 Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] Other exit costs [Member]
Restructuring and Related Cost [Line Items]
Number of jobs eliminated (in jobs)						3,900
Number of employees employed at each facility (in employees)															500	500
Restructuring completion date (in months)	18 months
Restructuring and related activities, Number of facilities closing															2	2
Additional restructuring and related charges																$ 215	$ 135								$ 30	$ 50
Percentage of revenue in current year generated from facilities that will be closed (as a percent)																4.00%
Period over which restructuring charges are expect to be incurred (in months)	21 months
Changes in Accrued Restructuring Reserve [Roll Forward]
Beginning accrual	30		94				22		84		8		10				0		0		0		0
Restructuring charges	112		33				0		33		0		0		112		107		0		5		0
Non-cash items	(16)	[1]	(33)	[1]			0	[1]	(33)	[1]	0	[1]	0	[1]			(11)	[1]	0	[1]	(5)	[1]	0	[1]
Payments	(10)		(64)				(9)		(62)		(1)		(2)				0		0		0		0
Remaining accrual	116		30		94		13		22		7		8				96		0		0		0
Restructuring and Related Cost by Segment [Abstract]
Analog	0		13		84
Embedded Processing	0		6		43
Wireless	0		10		62
Other	112		4		23
Total	$ 112		$ 33		$ 212

[1]	Reflects charges for stock-based compensation, postretirement benefit plan settlement, curtailment, special termination benefits and accelerated depreciation.

Stock-based compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years		Dec. 31, 2010 years	Dec. 31, 2009 years
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation arrangement by share-based payment award, Fair value assumptions, Method used	Black-Scholes option-pricing model
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	$ 269		$ 190	$ 186
Weighted average assumptions used [Abstract]
Weighted average grant date fair value, per share (in dollars per share)	$ 10.37		$ 6.61	$ 5.43
Expected volatility (in hundredths)	30.00%		32.00%	48.00%
Expected lives (in years)	6.9		6.4	5.9
Risk-free interest rates (in hundredths)	2.61%		2.83%	2.63%
Expected dividend yields (in hundredths)	1.51%		2.08%	2.94%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average price, End of period (in dollars per share)	$ 25.79
Share-based compensation arrangement by share-based payment award, options, outstanding [Roll Forward]
Options outstanding, Ending balance (in shares)	113,273,394
Shares available for future grant and reserved for issuance [Abstract]
Reserved for issuance (in shares)	252,351,054	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(137,336,002)
Available for future grants	115,015,052
Shares credited to directors deferred compensation account	123,667
Future compensation cost not yet recognized in the statements of income	477
Future compensation costs to be recognized in 2012	192
Future compensation costs to be recognized in 2013	153
Future compensation costs to be recognized in 2014	98
Future compensation costs to be recognized in 2015	34
Effects on shares outstanding and treasury shares [Abstract]
Treasury shares issued to settle stock options exercised in period (in shares)	27,308,311		19,077,274	6,695,583
Previously unissued shares issued to settle stock options exercised in period (in shares)	390,438		342,380	93,648
Treasury shares issued to settle RSUs vesting in period (in shares)	3,822,475		1,392,790	977,728
Previously unissued shares issued to settle RSUs vesting in period (in shares)	73,852
Effect on cash flow [Abstract]
Cash received from the exercise of options	690		407	109
Related net tax impact realized from exercise of stock options	45		21	(2)
Excess tax benefits realized from exercise of stock options	31		13	1
Long-term incentive and director compensation plan [Abstract]
Long-term incentive plan RSU conversion to common stock feature	Each RSU represents the right to receive one share of TI common stock on the vesting date
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average exercise price per share, Beginning of period (in dollars per share)	$ 27.7
Weighted-average exercise price per share, Granted (in dollars per share)	$ 34.55
Weighted-average exercise price per share, Expired and forfeited (in dollars per share)	$ 42.59
Weighted-average exercise price per share of options, Exercised (in dollars per share)	$ 24.91
Weighted-average price, End of period (in dollars per share)	$ 25.79
Share-based compensation arrangement by share-based payment award, Award vesting rights (in hundredths)	0.25
Share-based compensation arrangement by share-based payment award, Award vesting period	4 years
Share-based compensation arrangement by share-based payment award, Award vesting period for retirement eligible employees (in months)	6 months
Share-based compensation arrangement by share-based payment award, Look back period to determine option life	10 years
Share-based compensation arrangement by share-based payment award, options, outstanding [Roll Forward]
Options outstanding, Beginning balance (in shares)	150,135,013
Granted (in shares)	10,310,816
Expired and forfeited (in shares)	(22,906,524)
Exercised (in shares)	(25,582,194)
Options outstanding, Ending balance (in shares)	113,273,394
Share-based compensation arrangement by share-based payment award additional disclosure [Abstract]
Share-based compensation arrangement by share-based payment award, options exercised in period, aggregate Intrinsic value	231		140	21
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest [Abstract]
Number of outstanding shares (in shares)	112,230,358	[2]
Weighted-average remaining contractual life (in years)	4.5	[2]
Weighted-average exercise price per share (in dollars per share)	$ 26.03	[2]
Intrinsic value (millions of dollars)	539	[2]
Share-based compensation arrangement by share-based payment award, options, exercisable [Abstract]
Number of options exercisable	82,234,319
Weighted-average remaining contractual life (in years)	3.2
Weighted-average exercise price per share (in dollars per share)	$ 25.97
Intrinsic value (millions of dollars)	370
Shares available for future grant and reserved for issuance [Abstract]
Expected forfeitures in period	1,000,000
Future compensation cost not yet recognized in the statements of income	144
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based compensation arrangement by share-based payment award, Award vesting period	4 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested [Roll Forward]
Awards outstanding other than options, Beginning balance (in shares)	18,567,365
Granted (in shares)	5,879,409
Vested RSUs (in shares)	(5,359,066)
Expired and forfeited (in shares)	(613,636)
Awards outstanding other than options, Ending balance (in shares)	23,358,846		18,567,365
Share-based compensation arrangement by share-based payment award additional disclosure [Abstract]
Weighted-average grant date fair value per share price, Beginning of period (in dollars per share)	$ 23.06
Granted (in dollars per share)	$ 33.2		$ 23.47	$ 15.78
Expired and forfeited (in dollars per share)	$ 24.43
Vested RSUs (in dollars per share)	$ 28.96
Weighted-average grant date fair value per share price, Ending of period (in dollars per share)	$ 25.09		$ 23.06
Weighted-average grant-date fair value of RSUs granted during the year (in dollars per share)	$ 33.2		$ 23.47	$ 15.78
The total fair value of shares vested from RSU grants	155		51	28
Common shares authorized for issuance pursuant to long term incentive plan	1
Shares available for future grant and reserved for issuance [Abstract]
Aggregate intrinsic value of stock options outstanding, excluding effect of forfeitures	543
Future compensation cost not yet recognized in the statements of income	333
Long-term incentive and director compensation plan [Abstract]
Each RSU represents the right to receive one share of TI common stock on the vesting date, which is generally four years after the date of grant	4 years
TI employees 2005 stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average exercise price per share, Beginning of period (in dollars per share)	$ 27.83
Weighted-average exercise price per share, Granted (in dollars per share)	$ 26.04
Weighted-average exercise price per share of options, Exercised (in dollars per share)	$ 26.66
Weighted-average price, End of period (in dollars per share)	$ 25.29		$ 27.83
Share-based compensation arrangement by share-based payment award, options, outstanding [Roll Forward]
Options outstanding, Beginning balance (in shares)	487,871
Granted (in shares)	2,200,718
Exercised (in shares)	(2,108,494)
Options outstanding, Ending balance (in shares)	580,095		487,871
Share-based compensation arrangement by share-based payment award additional disclosure [Abstract]
Weighted-average grant-date fair value of employee stock purchase plan options	$ 4.59		$ 3.97	$ 3.13
Share-based compensation arrangement by share-based payment award, options exercised in period, aggregate Intrinsic value	10		9	10
Shares available for future grant and reserved for issuance [Abstract]
Reserved for issuance (in shares)	27,967,317	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(580,095)
Available for future grants	27,387,222
Employee stock purchase plan [Abstract]
The percent of the underlying common stock's market price participants pay for options (in hundredths)	85.00%
Option term (in months)	3 months
Long-term incentive and director compensation plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based compensation arrangement by share-based payment award, Award vesting period	4 years
Shares available for future grant and reserved for issuance [Abstract]
Reserved for issuance (in shares)	224,383,737	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(136,755,907)
Available for future grants	87,627,830
Long-term incentive and director compensation plan [Abstract]
Long-term incentive and director compensation plans option pricing (in hundredths)	100.00%
Term of the long term incentive stock options	10
Cost of revenue (COR) [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	40		36	35
Research and development (R&D) [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	58		53	54
Selling, general and administrative (SG&A) [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	121		101	97
Acquisition charges [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	50		0	0
National [Member]
Shares available for future grant and reserved for issuance [Abstract]
Future compensation cost not yet recognized in the statements of income	68
National [Member] | Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average exercise price per share, Assumed in National aquisition (in dollars per share)	$ 15.75
Share-based compensation arrangement by share-based payment award, options, outstanding [Roll Forward]
Assumued in National acquisition (in shares)	1,316,283
Shares available for future grant and reserved for issuance [Abstract]
Future compensation cost not yet recognized in the statements of income	2
National [Member] | Restricted stock units [Member]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested [Roll Forward]
Assumed in National acquisition (in shares)	4,884,774
Share-based compensation arrangement by share-based payment award additional disclosure [Abstract]
Assumed in National acquisition (in dollars per share)	$ 27.22
Shares available for future grant and reserved for issuance [Abstract]
Future compensation cost not yet recognized in the statements of income	$ 66

[1]	(a) Includes 123,667 shares credited to directors’ deferred compensation accounts that may settle in shares of TI common stock. These shares are not included as grants outstanding at December 31, 2011.
[2]	Includes effects of expected forfeitures of approximately 1 million shares. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $543 million.

Stock-based compensation (National Acquisition-Related Equity Awards) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Sep. 23, 2011
Business Combinations [Abstract]
Future compensation cost not yet recognized in the statements of income	$ 477
National [Member]
Business Combinations [Abstract]
Acquisition-related equity awards, Total estimated fair value		147
Acquisition-related equity awards, Pre-combination vested service provided by employees, included in the total consideration transferred		22
Acquisition-related equity awards, Post-combination stock-based compensation expense recognized as employees provide service over the remaining vesting periods		125
Future compensation cost not yet recognized in the statements of income	$ 68

Stock-based compensation (Range of Exercise Prices) (Details) (USD $)	12 Months Ended
Dec. 31, 2011 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 0.26
Maximum price of options outstanding, End of the period (in dollars per share)	$ 38.4
Options outstanding, Ending balance (in shares)	113,273,394
Options outstanding, Weighted-average remaining contractual life (in years)	4.5
Weighted-average exercise price per share (in dollars per share)	$ 25.79
Number exercisable, Ending Balance (in dollars per share)	82,234,319
Options exercisable, Weighted-average exercise price per share	$ 25.97
Range Of Exercise Prices $.26 to 10.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 0.26
Maximum price of options outstanding, End of the period (in dollars per share)	$ 10
Options outstanding, Ending balance (in shares)	13,813
Options outstanding, Weighted-average remaining contractual life (in years)	1.1
Weighted-average exercise price per share (in dollars per share)	$ 6.64
Number exercisable, Ending Balance (in dollars per share)	13,813
Options exercisable, Weighted-average exercise price per share	$ 6.64
Range Of Exercise Prices $10.01 to $20.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 10.01
Maximum price of options outstanding, End of the period (in dollars per share)	$ 20
Options outstanding, Ending balance (in shares)	26,219,258
Options outstanding, Weighted-average remaining contractual life (in years)	3.8
Weighted-average exercise price per share (in dollars per share)	$ 15.66
Number exercisable, Ending Balance (in dollars per share)	18,859,398
Options exercisable, Weighted-average exercise price per share	$ 15.91
Range Of Exercise Prices $20.01 to 30.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 20.01
Maximum price of options outstanding, End of the period (in dollars per share)	$ 30
Options outstanding, Ending balance (in shares)	44,961,810
Options outstanding, Weighted-average remaining contractual life (in years)	5.1
Weighted-average exercise price per share (in dollars per share)	$ 24.98
Number exercisable, Ending Balance (in dollars per share)	31,390,099
Options exercisable, Weighted-average exercise price per share	$ 25.38
Range Of Exercise Prices $30.01 to 38.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 30.01
Maximum price of options outstanding, End of the period (in dollars per share)	$ 38.4
Options outstanding, Ending balance (in shares)	42,078,513
Options outstanding, Weighted-average remaining contractual life (in years)	4.3
Weighted-average exercise price per share (in dollars per share)	$ 32.99
Number exercisable, Ending Balance (in dollars per share)	31,971,009
Options exercisable, Weighted-average exercise price per share	$ 32.49

Profit sharing plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Profit sharing plans [Abstract]
Minimum percentage amount of operating margin the company must attain for full calendar year for any profit sharing per individual to be paid (in hundredths)	10.00%
Maximum amount of gross compensation eligible for profit sharing deferral per individual in calendar year when minimum operating margin is attained by company (in hundredths)	2.00%
Maximum amount of gross compensation eligible for profit sharing per individual in calendar year when 35% operating margin is attained by company (in hundredths)	20.00%
Percentage of operating margin the company must attain for full calendar year for maximum amount of profit sharing per individual to be paid (in hundredths)	35.00%
Profit sharing expense per period under profit sharing plan	$ 143	$ 279	$ 102

Income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income before income taxes [Abstract]
Income before income taxes - U.S.	$ 1,791,000,000	$ 3,769,000,000	$ 1,375,000,000
Income before income taxes - Non-U.S.	1,164,000,000	782,000,000	642,000,000
Income before income taxes	2,955,000,000	4,551,000,000	2,017,000,000
Provision (benefit) for income taxes [Abstract]
U.S. Federal - Current	692,000,000	1,401,000,000	318,000,000
U.S. Federal - Deferred	(154,000,000)	(188,000,000)	124,000,000
Total U.S. Federal income taxes	538,000,000	1,213,000,000	442,000,000
Non-U.S. - Current	138,000,000	92,000,000	79,000,000
Non-U.S. - Deferred	24,000,000	(2,000,000)	23,000,000
Total Non-U.S. income taxes	162,000,000	90,000,000	102,000,000
U.S. State - Current	8,000,000	18,000,000	4,000,000
U.S. State - Deferred	11,000,000	2,000,000	(1,000,000)
Total U.S. State income taxes	19,000,000	20,000,000	3,000,000
Total current income tax expense (benefit)	838,000,000	1,511,000,000	401,000,000
Total deferred income tax expense (benefit)	(119,000,000)	(188,000,000)	146,000,000
Total income tax expense (benefit)	719,000,000	1,323,000,000	547,000,000
Principal reconciling items from income tax computed at statutory federal rate
Computed tax at statutory rate	1,034,000,000	1,593,000,000	706,000,000
Non-U.S. effective tax rates	(245,000,000)	(184,000,000)	(123,000,000)
U.S. R&D tax credit	(58,000,000)	(54,000,000)	(28,000,000)
U.S. tax benefit for manufacturing	(31,000,000)	(63,000,000)	(21,000,000)
Other	19,000,000	31,000,000	13,000,000
Total provision for income taxes	719,000,000	1,323,000,000	547,000,000
Deferred income tax assets [Abstract]
Inventories and related reserves	913,000,000	525,000,000
Postretirement benefit costs recognized in AOCI	431,000,000	404,000,000
Deferred loss and tax credit carryforwards	400,000,000	220,000,000
Stock-based compensation	357,000,000	357,000,000
Accrued expenses	323,000,000	251,000,000
Other	217,000,000	208,000,000
Subtotal	2,641,000,000	1,965,000,000
Less valuation allowance	(178,000,000)	(3,000,000)
Total deferred income tax assets	2,463,000,000	1,962,000,000
Deferred income tax liabilities [Abstract]
Acquisition-related intangibles and fair-value adjustments	(1,096,000,000)	(21,000,000)
Accrued retirement costs (defined benefit and retire health care)	(180,000,000)	(190,000,000)
Property, plant and equipment	(147,000,000)	(83,000,000)
International earnings	(92,000,000)	(26,000,000)
Other	(60,000,000)	(31,000,000)
Total deferred income tax liabilities	(1,575,000,000)	(351,000,000)
Net deferred income tax asset	888,000,000	1,611,000,000
Deferred income tax assets based on tax jurisdiction	1,500,000,000	1,700,000,000
Deferred income tax liabilities based on tax jurisdiction	607,000,000	86,000,000
Deferred tax liability related to acquisition	881,000,000
Total deferred income tax expense (benefit)	(119,000,000)	(188,000,000)	146,000,000
Deferred tax asset, change in amount related to unutilized tax credits associated with acquisition of National	175,000,000
Tax loss carryforward, US and non-US	202,000,000
Tax loss carryforward, US and non-US, set to expire	124,000,000
Amount of undistributed foreign earnings	4,120,000,000
Cash payments for income taxes	902,000,000	1,470,000,000	331,000,000
Changes in total amounts of uncertain tax positions [Roll Forward]
Beginning balance	103,000,000	56,000,000	148,000,000
Additions based on tax positions related to current year	15,000,000	12,000,000	10,000,000
Additions from the acquisition of National	132,000,000	0	0
Additions for tax positions of prior years	3,000,000	50,000,000	6,000,000
Reductions for tax positions of prior years	(39,000,000)	(12,000,000)	(18,000,000)
Settlements with tax authorities	(4,000,000)	(3,000,000)	(90,000,000)
Interest income (expense) recognized in the year ended December 31	1,000,000	(2,000,000)	0
Accrued interest payable (receivable) as of December 31	3,000,000	(5,000,000)	(9,000,000)
Ending balance	210,000,000	103,000,000	56,000,000
Unrecognized tax benefits	210,000,000	103,000,000	56,000,000
The amount of uncertain tax positions that would impact the effective tax rate if realized	233,000,000	136,000,000
Amount of deferred tax assets possibly to be realized	$ 83,000,000	$ 101,000,000
Significant change in unrecognized tax benefits is reasonably possible, estimated range not possible	12
National [Member]
Changes in total amounts of uncertain tax positions [Roll Forward]
Significant change in unrecognized tax benefits is reasonably possible, estimated range not possible	12

Financial instruments and risk concentration (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable allowances [Roll Forward]
Notional amount of foreign currency derivatives	$ 516
Notional amount of foreign currency derivative contract to sell Japanese yen	253
Notional amount of foreign currency derivative contract to sell euros	105
Notional amount of foreign currency derivative contract to sell British pound sterling	39
Allowance for doubtful accounts, current [Member]
Accounts receivable allowances [Roll Forward]
Balance at beginning of year	18	23	30
Additions charged (credited) to operating results	1	(4)	1
Recoveries and write-offs, net	0	(1)	(8)
Balance at end of year	$ 19	$ 18	$ 23

Valuation of debt and equity investments and certain liabilities (Investments at fair value) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	$ 1,943,000,000	$ 1,753,000,000
Long-term investments	265,000,000	453,000,000
Amounts included in AOCI from available for sale securities: [Abstract]
Proceeds from sales, redemptions and maturities of short-term available-for-sale securities	3,550,000,000	2,560,000,000	2,030,000,000
Aggregate maturities of investments in money market funds and other debt securities classified as available for sale [Abstract]
One year or less	1,902,000,000
One to three years	568,000,000
Greater than three years (auction-rate securities)	41,000,000
Other than temporary declines and impairments in investments recognized in other income and expense	2,000,000	1,000,000	14,000,000
Cash and cash equivalent [Member]
Amounts included in AOCI from available for sale securities: [Abstract]
Unrealized gains (pre-tax)	0	0
Unrealized losses (pre-tax)	0	0
Short-term investments [Member]
Amounts included in AOCI from available for sale securities: [Abstract]
Unrealized gains (pre-tax)	0	1,000,000
Unrealized losses (pre-tax)	0	1,000,000
Long-term investments [Member]
Amounts included in AOCI from available for sale securities: [Abstract]
Unrealized gains (pre-tax)	0	0
Unrealized losses (pre-tax)	5,000,000	22,000,000
Measured at fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	620,000,000	1,066,000,000
Short-term investments	1,943,000,000	1,753,000,000
Long-term investments	210,000,000	396,000,000
Measured at fair value [Member] | Available-for-sale [Member] | Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	55,000,000	167,000,000
Short-term investments	0	0
Long-term investments	0	0
Measured at fair value [Member] | Available-for-sale [Member] | Corporate obligations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	135,000,000	44,000,000
Short-term investments	159,000,000	649,000,000
Long-term investments	0	0
Measured at fair value [Member] | Available-for-sale [Member] | U.S. Government agency and Treasury securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	430,000,000	855,000,000
Short-term investments	1,691,000,000	1,081,000,000
Long-term investments	0	0
Measured at fair value [Member] | Available-for-sale [Member] | Auction-rate securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Short-term investments	0	23,000,000
Long-term investments	41,000,000	257,000,000
Measured at fair value [Member] | Trading [Member] | Auction-rate securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Short-term investments	93,000,000	0
Long-term investments	0	0
Measured at fair value [Member] | Trading [Member] | Mutual funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Short-term investments	0	0
Long-term investments	169,000,000	139,000,000
Other measurement basis [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	992,000,000	1,319,000,000
Short-term investments	1,943,000,000	1,753,000,000
Long-term investments	265,000,000	453,000,000
Other measurement basis [Member] | Equity-method investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Short-term investments	0	0
Long-term investments	32,000,000	36,000,000
Other measurement basis [Member] | Cost-method investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Short-term investments	0	0
Long-term investments	23,000,000	21,000,000
Other measurement basis [Member] | Cash on hand [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	372,000,000	253,000,000
Short-term investments	0	0
Long-term investments	$ 0	$ 0

Valuation of debt and equity investments and certain liabilities (Fair value assets and liabilities measured on recurring basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds	$ 55	$ 167
Corporate obligations	294	693
U.S. government agency and Treasury securities	2,121	1,936
Auction-rate securities	134	280
Mutual funds	169	139
Total assets	2,773	3,215
Contingent consideration		8
Deferred compensation	191	159
Total liabilities	191	167
Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds	55	167
Corporate obligations	0	0
U.S. government agency and Treasury securities	606	1,120
Auction-rate securities	0	0
Mutual funds	169	139
Total assets	830	1,426
Contingent consideration		0
Deferred compensation	191	159
Total liabilities	191	159
Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds	0	0
Corporate obligations	294	693
U.S. government agency and Treasury securities	1,515	816
Auction-rate securities	0	23
Mutual funds	0	0
Total assets	1,809	1,532
Contingent consideration		0
Deferred compensation	0	0
Total liabilities	0	0
Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds	0	0
Corporate obligations	0	0
U.S. government agency and Treasury securities	0	0
Auction-rate securities	134	257
Mutual funds	0	0
Total assets	134	257
Contingent consideration		8
Deferred compensation	0	0
Total liabilities	$ 0	$ 8

Valuation of debt and equity investments and certain liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Auction Rate Securities Assets [Member]
Changes in fair value during the period pre tax [Abstract]
Beginning balance	$ 257	$ 458
Change in fair value of contingent consideration - included in operating profit	0	0
Change in unrealized loss – included in AOCI	(1)	10
Redemptions and sales	(122)	(188)
Transfers into Level 2		(23)
Ending balance	134	257
Contingent Consideration [Member]
Changes in fair value during the period pre tax [Abstract]
Beginning balance	8	18
Change in fair value of contingent consideration - included in operating profit	(8)	(10)
Change in unrealized loss – included in AOCI	0	0
Redemptions and sales	0	0
Transfers into Level 2		0
Ending balance	$ 0	$ 8

Acquisitions and divestitures other than National (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended					1 Months Ended			12 Months Ended
	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 31, 2010 mm	Aug. 31, 2010 mm facilities	Oct. 31, 2010 Acquisition of semiconductor manufacturing site and 200-millimeter wafer fabrication facility [Member]	Aug. 31, 2010 Acquisition of wafer fabrication facilities and 200-millimeter equipment [Member]	Aug. 31, 2010 Acquisition of 300-millimeter production tools accounted for as a capital purchase [Member]	Dec. 31, 2009 Acquisition of luminary micro [Member]	Dec. 31, 2009 Acquisition of CICLON Semiconductor Device Corporation [Member]	Aug. 31, 2010 Minimum [Member] mm	Aug. 31, 2010 Maximum [Member] mm
Business Acquisition [Line Items]
Wafer fabrication facility, fully equipped and operational, millimeter					200
Cash paid in business acquisition		$ 5,425	$ 199	$ 155			$ 140	$ 59		$ 51	$ 104
Portion of acquisition allocated to property, plant and equipment							158	42
Portion of acquisition allocated to inventory							5	9
Portion of acquisition allocated to other net assets and liabilities							4
Portion of acquisition allocated to expenses recorded in costs of revenues							8	8
Acquisition-related costs recorded to selling, general and administrative							2	1
Contractual agreement settlement recorded as cost of revenues								12
Cash paid in acquisition recorded as a capital purchase									58
Other consideration in business acquisition										7	7
Proceeds from divested product line	148
Recognized gain on sale of product line	144
Total consideration given for acquisition of two wafer fabrication facilities and equipment in Aizu-Wakamatsu, Japan under a court-approved plan of reorganization						$ 130
Wafer fabrication facility, operational, millimeter						200
Wafer fabrication facility, non-operational, held for future capacity expansion, millimeter												200	300
Number of wafer fabrication facilities acquired in Aizu-Wakamatsu						2

Goodwill and acquisition-related intangibles (Goodwill) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 924,000,000	$ 926,000,000
Adjustments		(2,000,000)
Additions from acquisitions	3,528,000,000
Goodwill, ending balance	4,452,000,000	924,000,000
Impairment of goodwill	0	0
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	342,000,000
2013	335,000,000
2014	321,000,000
2015	319,000,000
2016	318,000,000
Thereafter	1,265,000,000
Analog [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	630,000,000	638,000,000
Adjustments		(8,000,000)
Additions from acquisitions	3,528,000,000
Goodwill, ending balance	4,158,000,000	630,000,000
Embedded Processing [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	172,000,000	172,000,000
Adjustments		0
Additions from acquisitions	0
Goodwill, ending balance	172,000,000	172,000,000
Wireless [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	90,000,000	82,000,000
Adjustments		8,000,000
Additions from acquisitions	0
Goodwill, ending balance	90,000,000	90,000,000
Other [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	32,000,000	34,000,000
Adjustments		(2,000,000)
Additions from acquisitions	0
Goodwill, ending balance	$ 32,000,000	$ 32,000,000

Goodwill and acquisition-related intangibles (Other acquisition-related intangibles) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	$ 3,054		$ 215
Acquisition-related intangibles, accumulated amortization	154		139
Acquisition-related intangibles, net	2,900		76
Acquired Finite-lived Intangible Asset, Amount	2,960		0
Amortization of acquisition-related intangibles	111		48		48
Developed technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period, minimum	4
Acquisition-related intangibles, amortization period, maximum	10
Acquisition-related intangibles, gross carrying amount	2,089		155
Acquisition-related intangibles, accumulated amortization	91		100
Acquisition-related intangibles, net	1,998		55
Customer relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period, minimum	5
Acquisition-related intangibles, amortization period, maximum	8
Acquisition-related intangibles, gross carrying amount	822		26
Acquisition-related intangibles, accumulated amortization	34		18
Acquisition-related intangibles, net	788		8
Other intangibles [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period, minimum	2
Acquisition-related intangibles, amortization period, maximum	10
Acquisition-related intangibles, gross carrying amount	50		34
Acquisition-related intangibles, accumulated amortization	29		21
Acquisition-related intangibles, net	21		13
In-process R&D [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquired Finite-lived Intangible Asset, Amount	$ 93	[1]	$ 0	[1]

[1]	In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it will be expensed.

Postretirement benefit plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Description of employer contributions to the U.S. retirement plans (in hundredths)	Both defined contribution plans offer an employer-matching savings option that allows employees to make pre-tax contributions to various investment choices, including a TI common stock fund. Employees who elected to continue accruing a benefit in the qualified defined benefit pension plans may also participate in the defined contribution plan, where employer-matching contributions are provided for up to 2 percent of the employee’s annual eligible earnings. Employees who elected not to continue accruing a benefit in the defined benefit pension plans, and employees hired after November 1997 and through December 31, 2003, may participate in the enhanced defined contribution plan. This plan provides for a fixed employer contribution of 2 percent of the employee’s annual eligible earnings, plus an employer-matching contribution of up to 4 percent of the employee’s annual eligible earnings. Employees hired after December 31, 2003, do not receive the fixed employer contribution of 2 percent of the employee’s annual eligible earnings.
Number of company shares held by the U.S. defined contribution plans at year-end (in shares)	22		24
Value of the company shares held by the U.S. defined contribution plans at year-end	$ 639		$ 792
Dividends paid on the company shares held by the U.S. defined contribution plans at year-end	13		13
Aggregate expense for the U.S. defined contribution plans	55		50		51
Defined benefit pension plan formula, highest consecutive years of compensation (in years)	5 years
Length of time certain gains and losses are considered when determining the market-related value of assets related to the United States pension and retiree health care plans (in years)	3 years
Value of the company shares held by the non-U.S. retirement plans at year-end	12		14
Liability to participants of the deferred compensation plan	150
Deferred compensation arrangement, recorded liability	41
Expected contribution to retirement benefit plans in 2012	120
Funded status at end of year [Abstract]
Funded status at end of year	(672)		(498)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans	40		31
Accrued expenses and other liabilities	(11)		(10)
Underfunded retirement plans	(701)		(519)
Funded status at end of year	(672)		(498)
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)	704
Annual adjustment, net actuarial loss	189
Reclassification of recognized transactions, net actuarial loss	(75)
Less tax (benefit) expense, net actuarial loss	(38)
Total net actuarial loss change to AOCI	76
AOCI balance, net actuarial loss portion (net of tax)	780		704
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)	(16)
Annual adjustment, prior service cost	14
Reclassification of recognized transactions, prior service cost	(2)
Less tax expense (benefit), prior service cost	(5)
Total prior service cost change to AOCI	7
AOCI balance, prior service cost portion (net of tax)	(9)		(16)
Benefits expected to pay to participants over the next ten years [Abstract]
2012 subsidy	(4)
2013 subsidy	(4)
2014 subsidy	(4)
2015 subsidy	(2)
2016 subsidy	(2)
2017 - 2021 subsidy	(10)
U.S. defined benefit plan [Member]
Components of net periodic benefit cost [Abstract]
Service cost	22		20		20
Interest cost	46		45		49
Expected return on plan assets	(45)		(49)		(49)
Amortization of prior service cost (credit)	1		1		1
Recognized net actuarial loss	23		22		18
Net periodic benefit cost	47		39		39
Settlement charges	0	[1]	37	[1]	13	[1]
Curtailment charges (credits)	0		0		0
Special termination benefit charges	4		0		6
Total, including charges	51		76		58
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	880		860
Service cost	22		20		20
Interest cost	46		45		49
Participant contributions	0		0
Benefits paid	(52)		(6)
Medicare subsidy	0		0
Actuarial (gain) loss	61		92
Settlements	0		(131)
Curtailments	(2)		0
Assumed with National acquisition	0		0
Special termination benefit charges	4		0		6
Plan amendments	0		0
Effects of exchange rate changes	0		0
Benefit obligation at end of year	959		880		860
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	833		859
Actual return on plan assets	106		76
Employer contributions (funding of qualified plans)	25		30
Employer contributions (payments for non-qualified plans)	2		5
Participant contributions	0		0
Assumed with National acquisition	0		0
Benefits paid	(52)		(6)
Settlements	0		(131)
Effects of exchange rate changes	0		0
Fair value of plan assets at end of year (FVPA)	914		833		859
Funded status at end of year [Abstract]
Funded status at end of year	(45)		(47)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans	11		1
Accrued expenses and other liabilities	(2)		(3)
Underfunded retirement plans	(54)		(45)
Funded status at end of year	(45)		(47)
Accumulated benefit obligation	875		813
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)	157
Annual adjustment, net actuarial loss	(3)
Reclassification of recognized transactions, net actuarial loss	(23)
Less tax (benefit) expense, net actuarial loss	9
Total net actuarial loss change to AOCI	(17)
AOCI balance, net actuarial loss portion (net of tax)	140		157
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)	1
Annual adjustment, prior service cost	0
Reclassification of recognized transactions, prior service cost	(1)
Less tax expense (benefit), prior service cost	0
Total prior service cost change to AOCI	(1)
AOCI balance, prior service cost portion (net of tax)	0		1
Estimated amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss	16
Unrecognized prior service cost	1
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	914		833		859
Assumed with National acquisition	0		0
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)	4.92%		5.58%
Long-term pay progression (in hundredths)	3.50%		3.40%
Weighted average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)	5.58%		5.61%
Rate of return on plan assets (in hundredths)	6.25%		6.50%
Long-term pay progression (in hundredths)	3.40%		3.00%
Weighted average target allocation [Abstract]
Equity securities (in hundredths)	35.00%
Fixed income securities and cash equivalents (in hundredths)	65.00%
Weighted average asset allocations [Abstract}
Equity securities (in hundredths)	35.00%		35.00%
Fixed income securities (in hundredths)	63.00%		60.00%
Cash equivalents (in hundredths)	2.00%		5.00%
Benefits expected to pay to participants over the next ten years [Abstract]
2012 payment	160
2013 payment	92
2014 payment	91
2015 payment	94
2016 payment	95
2017 - 2021 payment	451
U.S. defined benefit plan [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	244		196
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	244		196
U.S. defined benefit plan [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	635		603
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	635		603
U.S. defined benefit plan [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	34		34
Assumed with National acquisition	0
Fair value of plan assets at end of year (FVPA)	35		34
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	35		34
Redemptions	0		0
Unrealized gain	1		0
Assumed with National acquisition	0
U.S. defined benefit plan [Member] | Money market funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	23		43
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	23		43
U.S. defined benefit plan [Member] | Money market funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | Money market funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	23		43
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	23		43
U.S. defined benefit plan [Member] | Money market funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | U.S. Government agency and Treasury securities [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	266		220
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	266		220
U.S. defined benefit plan [Member] | U.S. Government agency and Treasury securities [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	244		196
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	244		196
U.S. defined benefit plan [Member] | U.S. Government agency and Treasury securities [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	22		24
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	22		24
U.S. defined benefit plan [Member] | U.S. Government agency and Treasury securities [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | U.S. bond funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	309		281
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	309		281
U.S. defined benefit plan [Member] | U.S. bond funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | U.S. bond funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	309		281
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	309		281
U.S. defined benefit plan [Member] | U.S. bond funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | U.S. equity funds and option collars [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	229		195
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	229		195
U.S. defined benefit plan [Member] | U.S. equity funds and option collars [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | U.S. equity funds and option collars [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	229		195
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	229		195
U.S. defined benefit plan [Member] | U.S. equity funds and option collars [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | International equity funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	52		60
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	52		60
U.S. defined benefit plan [Member] | International equity funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | International equity funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	52		60
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	52		60
U.S. defined benefit plan [Member] | International equity funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | Limited partnerships [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	35		34
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	35		34
U.S. defined benefit plan [Member] | Limited partnerships [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | Limited partnerships [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | Limited partnerships [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	35		34
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	35		34
U.S. retiree health care plan [Member]
Components of net periodic benefit cost [Abstract]
Service cost	4		4		4
Interest cost	25		26		26
Expected return on plan assets	(21)		(23)		(28)
Amortization of prior service cost (credit)	2		2		2
Recognized net actuarial loss	13		12		8
Net periodic benefit cost	23		21		12
Settlement charges	0	[1]	0	[1]	0	[1]
Curtailment charges (credits)	5		0		2
Special termination benefit charges	0		0		0
Total, including charges	28		21		14
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	473		472
Service cost	4		4		4
Interest cost	25		26		26
Participant contributions	18		17
Benefits paid	(43)		(45)
Medicare subsidy	4		3
Actuarial (gain) loss	19		(4)
Settlements	0		0
Curtailments	4		0
Assumed with National acquisition	0		0
Special termination benefit charges	0		0		0
Plan amendments	17		0
Effects of exchange rate changes	0		0
Benefit obligation at end of year	521		473		472
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	404		374
Actual return on plan assets	6		25
Employer contributions (funding of qualified plans)	46		33
Employer contributions (payments for non-qualified plans)	0		0
Participant contributions	18		17
Assumed with National acquisition	0		0
Benefits paid	(43)		(45)
Settlements	0		0
Effects of exchange rate changes	0		0
Fair value of plan assets at end of year (FVPA)	431		404		374
Funded status at end of year [Abstract]
Funded status at end of year	(90)		(69)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans	0		0
Accrued expenses and other liabilities	0		0
Underfunded retirement plans	(90)		(69)
Funded status at end of year	(90)		(69)
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)	126
Annual adjustment, net actuarial loss	34
Reclassification of recognized transactions, net actuarial loss	(12)
Less tax (benefit) expense, net actuarial loss	(8)
Total net actuarial loss change to AOCI	14
AOCI balance, net actuarial loss portion (net of tax)	140		126
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)	6
Annual adjustment, prior service cost	17
Reclassification of recognized transactions, prior service cost	(4)
Less tax expense (benefit), prior service cost	(5)
Total prior service cost change to AOCI	8
AOCI balance, prior service cost portion (net of tax)	14		6
Estimated amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss	13
Unrecognized prior service cost	4
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	431		404		374
Assumed with National acquisition	0		0
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)	4.89%		5.48%
Weighted average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)	5.48%		5.54%
Rate of return on plan assets (in hundredths)	5.50%		6.00%
Weighted average target allocation [Abstract]
Equity securities (in hundredths)	50.00%
Fixed income securities and cash equivalents (in hundredths)	50.00%
Weighted average asset allocations [Abstract}
Equity securities (in hundredths)	48.00%		49.00%
Fixed income securities (in hundredths)	41.00%		41.00%
Cash equivalents (in hundredths)	11.00%		10.00%
Benefits expected to pay to participants over the next ten years [Abstract]
2012 payment	35
2013 payment	37
2014 payment	39
2015 payment	41
2016 payment	43
2017 - 2021 payment	213
Health care cost trend rates [Abstract]
Assumed health care cost trend rate for next year (in hundredths)	9.00%		9.00%
Ultimate trend rate (in hundredths)	5.00%		5.00%
Year in which ultimate trend rate is reached	2017		2016
Effect of a one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of a one percentage point increase on accumulated postretirement benefit obligation (in hundredths)	28
Effect of a one percentage point decrease on accumulated postretirement benefit obligation (in hundredths)	24
Effect of a one percentage point increase on service and interest cost components (in hundredths)	1
Effect of a one percentage point decrease on service and interest cost components (in hundredths)	(1)
U.S. retiree health care plan [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	215		206
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	215		206
U.S. retiree health care plan [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	216		198
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	216		198
U.S. retiree health care plan [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. retiree health care plan [Member] | Money market funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	50		41
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	50		41
U.S. retiree health care plan [Member] | Money market funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. retiree health care plan [Member] | Money market funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	50		41
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	50		41
U.S. retiree health care plan [Member] | Money market funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. retiree health care plan [Member] | U.S. bond funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	175		165
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	175		165
U.S. retiree health care plan [Member] | U.S. bond funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	175		165
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	175		165
U.S. retiree health care plan [Member] | U.S. bond funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. retiree health care plan [Member] | U.S. bond funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. retiree health care plan [Member] | U.S. equity funds and option collars [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	159		144
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	159		144
U.S. retiree health care plan [Member] | U.S. equity funds and option collars [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	40		41
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	40		41
U.S. retiree health care plan [Member] | U.S. equity funds and option collars [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	119		103
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	119		103
U.S. retiree health care plan [Member] | U.S. equity funds and option collars [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. retiree health care plan [Member] | International equity funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	47		54
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	47		54
U.S. retiree health care plan [Member] | International equity funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. retiree health care plan [Member] | International equity funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	47		54
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	47		54
U.S. retiree health care plan [Member] | International equity funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-U.S. defined benefit plan [Member]
Components of net periodic benefit cost [Abstract]
Service cost	41		37		40
Interest cost	69		62		62
Expected return on plan assets	(83)		(73)		(69)
Amortization of prior service cost (credit)	(4)		(3)		(3)
Recognized net actuarial loss	40		30		34
Net periodic benefit cost	63		53		64
Settlement charges	0	[1]	0	[1]	15	[1]
Curtailment charges (credits)	2		0		(9)
Special termination benefit charges	0		0		3
Total, including charges	65		53		73
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	2,217		1,945
Service cost	41		37		40
Interest cost	69		62		62
Participant contributions	1		3
Benefits paid	(72)		(70)
Medicare subsidy	0		0
Actuarial (gain) loss	91		132
Settlements	(1)		0
Curtailments	(3)		0
Assumed with National acquisition	301		0
Special termination benefit charges	0		0		3
Plan amendments	0		(1)
Effects of exchange rate changes	104		109
Benefit obligation at end of year	2,748		2,217		1,945
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	1,835		1,672
Actual return on plan assets	53		95
Employer contributions (funding of qualified plans)	72		53
Employer contributions (payments for non-qualified plans)	0		0
Participant contributions	1		3
Assumed with National acquisition	235		0
Benefits paid	(72)		(70)
Settlements	(1)		0
Effects of exchange rate changes	88		82
Fair value of plan assets at end of year (FVPA)	2,211		1,835		1,672
Funded status at end of year [Abstract]
Funded status at end of year	(537)		(382)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans	29		30
Accrued expenses and other liabilities	(9)		(7)
Underfunded retirement plans	(557)		(405)
Funded status at end of year	(537)		(382)
Accumulated benefit obligation	2,540		2,020
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)	421
Annual adjustment, net actuarial loss	158
Reclassification of recognized transactions, net actuarial loss	(40)
Less tax (benefit) expense, net actuarial loss	(39)
Total net actuarial loss change to AOCI	79
AOCI balance, net actuarial loss portion (net of tax)	500		421
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)	(23)
Annual adjustment, prior service cost	(3)
Reclassification of recognized transactions, prior service cost	3
Less tax expense (benefit), prior service cost	0
Total prior service cost change to AOCI	0
AOCI balance, prior service cost portion (net of tax)	(23)		(23)
Estimated amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss	48
Unrecognized prior service cost	(4)
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	2,211		1,835		1,672
Assumed with National acquisition	235		0
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)	2.89%		2.79%
Long-term pay progression (in hundredths)	3.18%		3.24%
Weighted average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)	2.79%		3.23%
Rate of return on plan assets (in hundredths)	4.17%		4.23%
Long-term pay progression (in hundredths)	3.24%		3.06%
Weighted average target allocation [Abstract]
Equity securities range minimum (in hundredths)	25.00%
Equity securities range maximum (in hundredths)	60.00%
Fixed income securities and cash equivalents range minimum (in hundredths)	40.00%
Fixed income securities and cash equivalents range maximum (in hundredths)	75.00%
Weighted average asset allocations [Abstract}
Equity securities (in hundredths)	32.00%		49.00%
Fixed income securities (in hundredths)	66.00%		50.00%
Cash equivalents (in hundredths)	2.00%		1.00%
Benefits expected to pay to participants over the next ten years [Abstract]
2012 payment	77
2013 payment	80
2014 payment	82
2015 payment	89
2016 payment	92
2017 - 2021 payment	525
Non-U.S. defined benefit plan [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	402		42
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	402		42
Non-U.S. defined benefit plan [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	1,791		1,742
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	1,791		1,742
Non-U.S. defined benefit plan [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	51		49
Assumed with National acquisition	18
Fair value of plan assets at end of year (FVPA)	18		51
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	18		51
Redemptions	(51)		(4)
Unrealized gain	0		6
Assumed with National acquisition	18
Non-U.S. defined benefit plan [Member] | Money market funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	50		19
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	50		19
Non-U.S. defined benefit plan [Member] | Money market funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	41		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	41		0
Non-U.S. defined benefit plan [Member] | Money market funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	9		19
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	9		19
Non-U.S. defined benefit plan [Member] | Money market funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-U.S. defined benefit plan [Member] | Local market bond funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	1,129		669
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	1,129		669
Non-U.S. defined benefit plan [Member] | Local market bond funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	209		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	209		0
Non-U.S. defined benefit plan [Member] | Local market bond funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	920		669
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	920		669
Non-U.S. defined benefit plan [Member] | Local market bond funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-U.S. defined benefit plan [Member] | International/global bond funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	335		211
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	335		211
Non-U.S. defined benefit plan [Member] | International/global bond funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	3		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	3		0
Non-U.S. defined benefit plan [Member] | International/global bond funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	332		211
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	332		211
Non-U.S. defined benefit plan [Member] | International/global bond funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-U.S. defined benefit plan [Member] | Local market equity funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	133		300
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	133		300
Non-U.S. defined benefit plan [Member] | Local market equity funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	13		42
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	13		42
Non-U.S. defined benefit plan [Member] | Local market equity funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	120		258
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	120		258
Non-U.S. defined benefit plan [Member] | Local market equity funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-U.S. defined benefit plan [Member] | International/global equity funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	521		555
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	521		555
Non-U.S. defined benefit plan [Member] | International/global equity funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	136		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	136		0
Non-U.S. defined benefit plan [Member] | International/global equity funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	385		555
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	385		555
Non-U.S. defined benefit plan [Member] | International/global equity funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-U.S. defined benefit plan [Member] | Other investments [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	43		81
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	43		81
Non-U.S. defined benefit plan [Member] | Other investments [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-U.S. defined benefit plan [Member] | Other investments [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	25		30
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	25		30
Non-U.S. defined benefit plan [Member] | Other investments [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	18		51
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	$ 18		$ 51
November 1997 through December 31, 2003, Defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)	4.00%
Defined contribution plan, employer fixed matching contribution (percent)	2.00%
After December 31, 2003, Defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)	4.00%
Defined contribution plan, no employer fixed matching contribution (percent)	2.00%

[1]	Includes restructuring and non-restructuring related settlement charges.

Postretirement benefit plans (Expenses Associated With National Acquisition) (Details) (Non-U.S. defined benefit plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 National [Member]
Defined Benefit Plan Disclosure [Line Items]
Expenses associated with plan for the period	$ 65	$ 53	$ 73	$ 2

Debt and lines of credit (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 14, 2011
Debt Instrument
Line of credit facility, maximum borrowing capacity through August 2012	$ 920,000,000	$ 920,000,000
Line of credit facility, maximum borrowing capacity until July 2012	1,000,000,000	1,000,000,000
Short-term Debt
Repayments of commercial paper	200,000,000	200,000,000	0	0
Commercial paper	999,000,000	999,000,000	0		1,200,000,000
Debt, Weighted average interest rate	0.25%	0.25%
Long-term Debt
Long-term debt, gross	4,500,000,000	4,500,000,000
Add net unamortized premium (assumed with National acquisition)	93,000,000	93,000,000
Less current portion of long-term debt	(382,000,000)	(382,000,000)	0
Total long-term debt	4,211,000,000	4,211,000,000	0
Payments of debt issuance costs		12,000,000	0	0
Interest and debt expense		42,000,000	0	0
Interest paid		54,000,000
Notes payable [Member]
Long-term Debt
Proceeds from issuance of long-term debt		3,497,000,000
Payments of debt issuance costs		12,000,000
Notes payable [Member] | Floating-rate notes due 2013 (swapped to a 0.922% fixed rate)
Long-term Debt
Long-term debt, gross	1,000,000,000	1,000,000,000
Debt instrument, description of variable rate basis (in months)		3
Long-term debt, effective fixed-rate interest rate	0.92%	0.92%
Notes payable [Member] | Floating-rate notes due 2013 (swapped to a 0.922% fixed rate) | Interest rate swap [Member] | Cash flow hedges [Member]
Long-term Debt
Long-term debt, effective fixed-rate interest rate	0.92%	0.92%
Notes payable [Member] | Notes due 2013 at 0.875%
Long-term Debt
Long-term debt, gross	500,000,000	500,000,000
Long-term debt, stated interest rate	0.88%	0.88%
Notes payable [Member] | Notes due 2014 at 1.375%
Long-term Debt
Long-term debt, gross	1,000,000,000	1,000,000,000
Long-term debt, stated interest rate	1.38%	1.38%
Notes payable [Member] | Notes due 2016 at 2.375%
Long-term Debt
Long-term debt, gross	1,000,000,000	1,000,000,000
Long-term debt, stated interest rate	2.38%	2.38%
National [Member] | Notes payable [Member]
Long-term Debt
Long-term debt, gross	1,000,000,000	1,000,000,000
Long-term debt, fair value	1,105,000,000	1,105,000,000
National [Member] | Notes payable [Member] | Notes due 2012 at 6.15% (assumed with National acquisition)
Long-term Debt
Long-term debt, gross	375,000,000	375,000,000
Long-term debt, stated interest rate	6.15%	6.15%
National [Member] | Notes payable [Member] | Notes due 2015 at 3.95% (assumed with National acquisition)
Long-term Debt
Long-term debt, gross	250,000,000	250,000,000
Long-term debt, stated interest rate	3.95%	3.95%
National [Member] | Notes payable [Member] | Notes due 2017 at 6.60% (assumed with National acquisition)
Long-term Debt
Long-term debt, gross	$ 375,000,000	$ 375,000,000
Long-term debt, stated interest rate	6.60%	6.60%

Commitments and contingencies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
Rental and leases expense incurred	$ 109	$ 100	$ 114
Standard product warranty description	three years coverage; an obligation to repair, replace or refund; and a maximum payment obligation tied to the price paid for our products
Standard product warranty coverage (in years)	3 years
Operating leases [Abstract]
2012	102
2013	77
2014	55
2015	48
2016	36
Thereafter	118
Capitalized software licenses [Abstract]
2012	73
2013	35
2014	31
2015	12
2016	0
Thereafter	0
Purchase commitments [Abstract]
2012	215
2013	97
2014	20
2015	4
2016	2
Thereafter	10
Discontinued operation - indemnification obligation potential exposure	$ 200

Stockholders' equity (Details) (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notes to Financial Statements [Abstract]
Authorized preferred stock (in shares)	10,000,000	10,000,000
Treasury shares acquired in connection with the board-authorized stock repurchase program (in shares)	59,466,168	93,522,896	45,544,800
Stock repurchase authorizations remaining, no expiration date specified	$ 5.7

Supplemental financial information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other income (expense) net [Abstract]
Interest income	$ 11		$ 13		$ 24
Other	(6)	[1]	24	[1]	2	[1]
Total	5		37		26
Includes lease income primarily from the purchaser of a former business	20
Non-cancellable future lease payments from the purchaser of a former business	84
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost	7,133		6,907
Authorizations for property, plant and equipment expenditures in future years	249
Accrued expenses and other liabilities [Abstract]
Customer incentive programs and allowances	190		118
Severance and related expenses	140		19
Property and other non-income taxes	98		108
Other	367		377
Total	795		622
Accumulated other comprehensive income (loss), net of taxes [Abstract]
Unrealized losses on available-for-sale investments	(3)		(13)
Postretirement benefit plans [Abstract]
Net actuarial loss	(780)		(704)
Net prior service credit	9		16
Cash flow hedge derivative	(2)		0
Total	(776)		(701)
Land [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost	188		92
Buildings and improvements [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost, depreciable lives, minimum	5
Property, plant and equipment at cost, depreciable lives, maximum	40
Property, plant and equipment at cost	2,998		2,815
Machinery and equipment [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost, depreciable lives, minimum	3
Property, plant and equipment at cost, depreciable lives, maximum	10
Property, plant and equipment at cost	$ 3,947		$ 4,000

[1]	Includes lease income of approximately $20 million per year, primarily from the purchaser of a former business. As of December 31, 2011, the aggregate amount of non-cancellable future lease payments to be received from these leases is $84 million. These leases contain renewal options. Other also includes miscellaneous non-operational items such as: interest income and expense related to non-investment items such as taxes; gains and losses from our equity method investments; realized gains and losses associated with former equity investments; gains and losses related to former businesses; gains and losses from currency exchange rate changes; and gains and losses from our derivative financial instruments, primarily forward foreign currency exchange contracts. 2011 also includes an expense associated with a settlement related to a divested business.

Segment and geographic area data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Segments	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Number of reportable segments	3
Percentage of revenue plus indirect sales by major customer (in hundredths)	13.00%	19.00%	24.00%
Revenue	$ 13,735	$ 13,966	$ 10,427
Operating Profit	2,992	4,514	1,991
Property, plant and equipment, net	4,428	3,680	3,158
Analog [Member]
Segment Reporting Information [Line Items]
Revenue	6,375	5,979	4,202
Operating Profit	1,693	1,876	770
Embedded Processing [Member]
Segment Reporting Information [Line Items]
Revenue	2,110	2,073	1,471
Operating Profit	368	491	194
Wireless [Member]
Segment Reporting Information [Line Items]
Revenue	2,518	2,978	2,626
Operating Profit	412	683	315
Other [Member]
Segment Reporting Information [Line Items]
Revenue	2,732	2,936	2,128
Operating Profit	519	1,464	712
U.S. [Member]
Segment Reporting Information [Line Items]
Revenue	1,468	1,539	1,140
Property, plant and equipment, net	2,159	1,694	1,727
Asia [Member]
Segment Reporting Information [Line Items]
Revenue	8,619	8,903	6,575
Property, plant and equipment, net	1,739	1,575	1,013
Europe [Member]
Segment Reporting Information [Line Items]
Revenue	1,822	1,760	1,408
Property, plant and equipment, net	276	139	161
Japan [Member]
Segment Reporting Information [Line Items]
Revenue	1,462	1,366	976
Property, plant and equipment, net	228	249	244
Rest of World [Member]
Segment Reporting Information [Line Items]
Revenue	364	398	328
Property, plant and equipment, net	$ 26	$ 23	$ 13